As filed with the Securities and Exchange Commission on November __, 2000
                         Registration Nos.:  1933 Act Registration No. 2-11357
                                             1940 Act Registration No. 811-582

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                   ------------------------------------------

                                    FORM N-14

                          REGISTRATION STATEMENT UNDER
                          THE SECURITIES ACT OF 1933



       Pre-Effective Amendment No. |_|        Post-Effective Amendment No. |_|

                        (Check appropriate box or boxes)

                          Neuberger Berman Equity Funds
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 476-8800

                          Michael M. Kassen, President
                          Neuberger Berman Equity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
             (Names and Addresses of Agents for Service of Process)

      For the new shares of Neuberger Equity Funds, the approximate date of the proposed public offering is: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933. The public offering of shares of Registrant's series is on-going. The title of securities being registered is shares of beneficial interest.

      It is proposed that this filing will become effective on December __, 2000, pursuant to Rule 488.

                          NEUBERGER BERMAN EQUITY FUNDS
                                    FORM N-14

                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-14


      This  Registration   Statement   consists  of  the  following  papers  and
documents:

Cover Sheet

Contents of Registration Statement on Form N-14

NEUBERGER BERMAN EQUITY FUNDS
-----------------------------

      Part A - Prospectus and Information Statement

      Part B - Statement of Additional Information

      Part C - Other Information

Signature Pages

Exhibits

                               FASCIANO FUND, INC.
                              190 S. LaSalle Street
                                   Suite 2800
                             Chicago, Illinois 60603

_____________, 2001

Dear Shareholder:

I am pleased to announce that the Fasciano Company and our Fasciano Fund have joined forces with Neuberger Berman, a leading mutual fund and investment management company headquartered in New York. Joining Neuberger Berman is a strategic business decision. In today's competitive environment, I am confident that this alliance will benefit our mutual fund, which will be reorganized into the Neuberger Berman Fasciano Fund. The Neuberger Berman Fasciano Fund would have identical investment objectives and principal investment strategies to those of the Fasciano Fund.

The decision to join Neuberger Berman was based on its reputation as a premier investment management firm with more than $56 million under management in equity, fixed income, international, global and socially responsive portfolios. In fact, Neuberger Berman has provided clients with a broad range of investment products, services and strategies for more than 60 years, and was an early pioneer in the field of no-load mutual funds almost 50 years ago. Neuberger Berman is also known for its in-house research capabilities - a great advantage in a time when purely independent resources are becoming scarce.

Neuberger Berman's shareholder services will also prove to be a great advantage. Your account will be handled by a professional staff dedicated only to Neuberger Berman's mutual fund clients.

All in all, I am confident that our alignment with Neuberger Berman will greatly enhance our capabilities to serve your investment interests best. Our fund has grown rapidly in the past few years, and being part of Neuberger Berman will allow me to spend more time doing what I do best - managing money.

After carefully studying the merits of the proposal, the Board of Directors of the Fasciano Fund determined that the conversion to the Neuberger Berman Fasciano Fund is in the best interests of shareholders. Since the Board has approved the Transaction, you and your fellow shareholders are being asked to approve the proposal at a Special Meeting of Shareholders to be held at _______________________________________________________________ on ________,
2001. A proxy card is enclosed for use in the Special Meeting. This card represents shares you held as of the record date, January 15, 2001. IT IS IMPORTANT THAT YOU COMPLETE, SIGN, AND RETURN YOUR PROXY CARD IN THE ENVELOPE PROVIDED AS SOON AS POSSIBLE, OR HELP US SAVE TIME AND POSTAGE COSTS BY VOTING ON THE INTERNET OR BY TELEPHONE - INSTRUCTIONS CAN BE FOUND ON YOUR PROXY CARD. PLEASE READ THE ENCLOSED PROXY MATERIALS CAREFULLY BEFORE YOU VOTE. IT CONTAINS INFORMATION IMPORTANT FOR YOUR DECISION-MAKING PROCESS.

I welcome any questions you may have regarding Neuberger Berman and the range of products and services it offers its clients.

Sincerely,



Michael Fasciano
(312) 444-6044

Q.    WHAT IS THIS DOCUMENT AND WHY ARE WE SENDING IT TO YOU?

A. This document is a combined proxy statement for the Fasciano Fund, Inc. (the "Fasciano Fund"), and a prospectus for the Neuberger Berman Fasciano Fund ("Neuberger Berman Fund" or the "New Fund"). This Prospectus/Proxy Statement contains information Fasciano Fund shareholders should know before voting on the proposed transaction. It should be retained for future reference.

Q.    WHAT IS THE PROPOSED TRANSACTION?

A. The Fasciano Fund has entered into an Agreement and Plan of Reorganization with Neuberger Berman Equity Funds. Under the agreement, the Fasciano Fund will be converted to the Neuberger Berman Fund, a mutual fund that will be managed by Neuberger Berman Management Inc. ("NBMI") with investment objectives and principal investment strategies identical to those of the Fasciano Fund. The Board of Directors of the Fasciano Fund has approved the proposed Transaction. You, as a shareholder of the Fasciano Fund, are now being asked to approve the Transaction. If approved, and if certain other conditions are met, your Fasciano Fund shares will be exchanged for shares of the New Fund.

Q.    WHY IS THE TRANSACTION BEING PROPOSED?

A. Michael Fasciano, who is currently president of Fasciano Company, Inc., the investment adviser to the Fasciano Fund, and president and portfolio manager of the Fasciano Fund, has entered into an agreement with Neuberger Berman, Inc. ("Neuberger Berman") under which he will become a shareholder of Neuberger Berman, a Managing Director of Neuberger Berman, LLC and portfolio manager of the Neuberger Berman Fund. The transaction between Mr. Fasciano and Neuberger Berman is subject to shareholder approval of the Transaction and other conditions being satisfied. The Board of the Fasciano Fund believes that the Transaction is in the best interests of the Fasciano Fund and its shareholders. Shareholders of the Fasciano Fund will become part of the Neuberger Berman mutual fund family. As a result, Neuberger Berman's portfolio management and fund administration resources will become available to the Fasciano Fund and Neuberger Berman's shareholder servicing resources will become available to you. The Neuberger Berman Fund is a new series of Neuberger Berman Equity Funds, created solely for the purpose of the proposed Transaction.

Q.    HOW WILL THIS AFFECT ME AS A FUND SHAREHOLDER?

A. You will become a shareholder of the Neuberger Berman Fund. There will be no sales charges or redemption fees applied in connection with this transaction. THE SHARES OF THE NEUBERGER BERMAN FUND THAT YOU RECEIVE WILL HAVE A TOTAL NET ASSET VALUE EQUAL TO THE TOTAL NET ASSET VALUE OF THE FASCIANO FUND SHARES YOU HELD AS OF THE CLOSING DATE OF THE TRANSACTION.

Q.    WILL THE TRANSACTION RESULT IN ANY TAXES?

A. Neither the Fasciano Fund nor its shareholders will recognize any gain or loss for federal income tax purposes as a direct result of the Transaction.

Q.    HOW DOES THE BOARD OF THE FASCIANO FUND RECOMMEND THAT I VOTE?

A. After careful consideration, the Board of the Fasciano Fund unanimously recommends that you vote "FOR" the proposed Transaction.

Q.    WHO IS PAYING FOR THE COSTS OF TRANSACTION?

A. Neuerger Berman and Fasciano Company, Inc. have agreed to pay for all the costs associated with the Special Shareholder Meeting. The Fasciano Fund will not bear any of the costs of the Transaction.

Q.    HOW DO I CONTACT YOU?

A.  If  you  have  any   questions,   call  the  Fasciano   Fund  toll  free  at
1-800-848-6050. To learn more about NBMI and the Neuberger Berman Fund, call 1-800-877-9700.



                                  PLEASE VOTE.
                             YOUR VOTE IS IMPORTANT
                       NO MATTER HOW MANY SHARES YOU OWN.

                               FASCIANO FUND, INC.
                              190 S. LaSalle Street
                                   Suite 2800
                             Chicago, Illinois 60603

                           NOTICE OF A SPECIAL MEETING

      NOTICE IS HEREBY GIVEN that a Special Meeting of the Shareholders of Fasciano Fund, Inc. (the "Fasciano Fund") will be held at ___________________________ on ________, 2001, at ____ _.m. Eastern Time, for
the following purposes:

      ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the "Plan of Reorganization"), between the Fasciano Fund and Neuberger Berman Equity Funds, and the transactions contemplated thereby, including: (a) the transfer of all the assets of the Fasciano Fund to, and the assumption of all the liabilities of the Fasciano Fund by, the Neuberger Berman Fasciano Fund (the "Neuberger Berman Fund"), in exchange for shares of the Neuberger Berman Fund; (b) the distribution of the Neuberger Berman Fund shares so received by the Fasciano Fund PRO RATA to shareholders of the Fasciano Fund; and (c) the dissolution of the Fasciano Fund; and

      ITEM 2. To transact such other business as may properly come before the meeting and any adjournment thereof.

      The proposed Transaction and related matters are described in the attached Prospectus/Proxy Statement. A form of the Plan of Reorganization is attached to the Prospectus/Proxy Statement as Appendix A.

    Only shareholders of record on January 15, 2001 of the Fasciano Fund are entitled to notice of and to vote at the Special Meeting and any adjournment thereof. There are no appraisal rights for those shareholders that vote against the proposal. Because the Fasciano Fund is a registered investment company whose shareholders can redeem their shares at any time for their net asset value, there are no appraisal rights for those shareholders that vote against the proposal.

      Shareholders are requested to vote their shares by executing and returning promptly in the enclosed envelope the accompanying proxy card(s), OR TO VOTE BY TELEPHONE BY CALLING [PHONE #] OR VIA THE INTERNET AT WWW.PROXYVOTE.COM. This is important to ensure a quorum at the meeting. Unless proxy cards submitted by corporations and partnerships are signed by the appropriate persons as indicated in the voting instructions on the proxy cards, they will not be voted. Proxies may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy or by attending the meeting and voting in person.

                                                 Sincerely,


                                                 --------------------
                                                 Douglas G.  Hess
                                                 Assistant Secretary

      _________________, 2001

                           PROSPECTUS/PROXY STATEMENT

                          Dated ________________, 2001

                               FASCIANO FUND, INC.
                              190 S. LaSalle Street
                                   Suite 2800
                             Chicago, Illinois 60603
                                 1-800-848-6050

                                To convert into:

                         NEUBERGER BERMAN FASCIANO FUND
                   (A SERIES OF NEUBERGER BERMAN EQUITY FUNDS)
                                605 Third Avenue
                            New York, New York 10158
                            Telephone 1-800-877-9700

      This Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Directors of Fasciano Fund, Inc. (the "Fund" or the "Fasciano Fund") in connection with the Special Meeting of Shareholders (the "Meeting") to be held at ________________ on _______, 2001 at ____ _.m. Eastern Time, at which shareholders will be asked to consider and approve the proposed Agreement and Plan of Reorganization (the "Plan of Reorganization"), between the Fasciano Fund and Neuberger Berman Equity Funds, and the transactions contemplated thereby (the "Transaction"), including: (a) the transfer of all assets of the Fasciano Fund to, and the assumption of all liabilities of the Fasciano Fund by Neuberger Berman Fasciano Fund (the "Neuberger Berman Fund" or "New Fund"), in exchange for shares of the Neuberger Berman Fund; (b) the distribution of the Neuberger Berman Fund shares so received by the Fasciano Fund PRO RATA to shareholders of the Fasciano Fund; and
(c) the dissolution of the Fasciano Fund. A form of the Plan of Reorganization is attached as Appendix A.

      The Neuberger Berman Fund and the Fasciano Fund are open-end management investment companies. In approving the Transaction, the Fasciano Fund's Board of Directors considered, among other things, (1) that the Neuberger Berman fund complex can provide the Fasciano Fund with the benefit of broader administration and portfolio management services and can provide Fasciano Fund shareholders with the benefit of broader shareholder services; (2) that the Neuberger Berman Fund is a newly created series with investment objectives and principal investment strategies identical to those of the Fasciano Fund; (3) that Michael Fasciano, the portfolio manager of the Fasciano Fund, would be the portfolio manager of the New Fund; (4) that the interests of shareholders of the Fasciano Fund would not be diluted as a result of the Transaction; and (5) that the Transaction would be a tax-free transaction.

      This Prospectus/Proxy Statement constitutes the proxy statement of the Fasciano Fund for the Meeting and the prospectus for the shares of the Neuberger Berman Fund that are currently being registered with the Securities and Exchange Commission ("SEC") and are to be issued by the Neuberger Berman Fund in connection with the Transaction.

      If approved by shareholders, the Transaction will be effected by the transfer of all the assets of the Fasciano Fund in exchange for Investor Class shares of the Neuberger Berman Fund and the Neuberger Berman Fund's assumption of liabilities of the Fasciano Fund. On the day of the Transaction, each Fasciano Fund shareholder will receive shares of the Neuberger Berman Fund with the same total net asset value as their Fasciano Fund shares. After the Transaction, the Fasciano Fund will be dissolved.

       This Prospectus/Proxy Statement sets forth certain information that a Fasciano Fund shareholder should know before voting on the Transaction and should be retained for future reference. A Statement of Additional Information relating to this Prospectus/Proxy Statement, dated _______, 2001 ("SAI") has been filed with the SEC and is incorporated herein by this reference. A copy of the SAI may be obtained without charge by writing or calling the Neuberger Berman Fasciano Fund at the address and telephone number shown above.

      This Prospectus/Proxy Statement was first mailed to shareholders on or about ____________, 2001.

      SHARES OF THE NEUBERGER BERMAN FUND AND THE FASCIANO FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NEUBERGER BERMAN EQUITY FUNDS OR THE FASCIANO FUND.

                                TABLE OF CONTENTS

                                                                            PAGE

SUMMARY........................................................................1
   BOARD CONSIDERATIONS........................................................2
   REASONS FOR THE TRANSACTION.................................................2
   FEDERAL INCOME TAX CONSEQUENCES.............................................2
   OVERVIEW OF THE NEUBERGER BERMAN FUND AND THE FASCIANO FUND.................2
      MANAGEMENT AND ARRANGEMENTS WITH SERVICE PROVIDERS.......................5
      COMPARATIVE FEE TABLES...................................................5
      PURCHASES................................................................6
      EXCHANGES................................................................7
      DIVIDENDS AND OTHER DISTRIBUTIONS........................................7
      REDEMPTION PROCEDURES....................................................7
      SHAREHOLDER RIGHTS.......................................................8
   VOTING INFORMATION..........................................................9
FINANCIAL HIGHLIGHTS...........................................................9
INFORMATION RELATING TO THE PROPOSED TRANSACTION..............................10
   DESCRIPTION OF THE PLAN OF REORGANIZATION..................................10
   BOARD CONSIDERATIONS.......................................................12
   CAPITALIZATION.............................................................12
   FEDERAL INCOME TAX CONSEQUENCES............................................13
INFORMATION RELATING TO VOTING MATTERS........................................13
   GENERAL INFORMATION........................................................13
   SHAREHOLDER APPROVAL.......................................................14
   QUORUM; ADJOURNMENT........................................................15
   ANNUAL MEETINGS............................................................15
ADDITIONAL INFORMATION ABOUT THE NEUBERGER BERMAN FUND
   AND THE FASCIANO FUND......................................................15
LEGAL MATTERS.................................................................16
EXPERTS.......................................................................16
OTHER BUSINESS................................................................16
SHAREHOLDER INQUIRIES.........................................................16
APPENDIX A  AGREEMENT AND PLAN OF REORGANIZATION.............................A-1
APPENDIX B  INFORMATION RELATING TO BUYING AND SELLING SHARES
   OF THE NEUBERGER BERMAN FUND'S INVESTOR CLASS SHARES......................B-1
APPENDIX C  ARRANGEMENTS WITH SERVICE PROVIDERS..............................C-1

                                     SUMMARY

      The following is a summary of certain information relating to the proposed Transaction, and is qualified in its entirety by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement and the Appendices attached.

ABOUT THE PROPOSED TRANSACTION

      The Board of Directors of the Fasciano Fund and the Board of Trustees of Neuberger Berman Equity Funds, including in each case all the directors/trustees who are not "interested persons" of Neuberger Berman Equity Funds or Fasciano Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") (the "Boards"), propose that the Fasciano Fund convert into the Neuberger Berman Fund, and that each Fasciano Fund shareholder become a shareholder of the Neuberger Berman Fund.

      The Transaction will have three steps:

      o First, if the shareholders of the Fasciano Fund approve the Transaction, the Fasciano Fund will transfer all of its assets to the Neuberger Berman Fund. In exchange, the Fasciano Fund will receive shares of the Neuberger Berman Fund with a total net asset value equal to the value of the assets it is transferring (net of the Fasciano Fund's liabilities) calculated as of the close of business on the date of the Transaction and the Neuberger Berman Fund will assume all of those liabilities.

      o Second, the Neuberger Berman Fund, through its transfer agent, will open an account for each shareholder of the Fasciano Fund, and will credit each such account with shares of the Neuberger Berman Fund having the same value as the Fasciano Fund shares that the shareholder owned on the date of the Transaction.

      o     The Fasciano Fund will subsequently dissolve.

      Approval of the Transaction will constitute approval of the transfer of assets, the assumption of liabilities, the distribution of shares and the dissolution of the Fasciano Fund.

      No sales charge or fee of any kind will be charged to Fasciano Fund shareholders in connection with the Transaction. Consummation of the Transaction is subject to a number of conditions, including completion of the Agreement among Neuberger Berman, Inc., Michael Fasciano and Fasciano Company, Inc. dated October 13, 2000. In addition, the Board of the Fasciano Fund may cause the Plan of Reorganization not to proceed if the Board believes that proceeding with the Plan of Reorganization is not in the best interests of the Fasciano Fund and its shareholders.

BOARD CONSIDERATIONS

      Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Boards have determined that the Transaction is in the best interests of shareholders of the Fasciano Fund and Neuberger Berman Equity Funds, respectively, and that the interests of existing shareholders of the Fasciano Fund will not be diluted as a result of the Transaction. See "Information Relating to the Proposed Transaction
- Board Considerations."

REASONS FOR THE TRANSACTION

      The primary reason for the proposed Transaction is that the Fasciano Fund will have access to additional resources related to portfolio management and fund administration and Fasciano Fund shareholders will have access to additional shareholder servicing resources. In approving the Transaction, the Board of the Fasciano Fund considered, among other things, (a) the fact that the newly organized Neuberger Berman Fund would have investment objectives and principal investment strategies identical to those of the Fasciano Fund; (b) the fact that Michael Fasciano, the portfolio manager to the Fasciano Fund, would be the portfolio manager to the New Fund; (c) the fact that shareholder interests would not be diluted in the proposed Transaction; and (d) the status of the Transaction as a tax-free transaction.

FEDERAL INCOME TAX CONSEQUENCES

      The Fasciano Fund and its shareholders will not recognize any gain or loss for federal income tax purposes as a result of the Transaction, and the Neuberger Berman Fund will not recognize gain or loss for federal tax purposes on its issuance of shares in the Transaction. See "Information Relating to the Proposed Transaction - Federal Income Tax Consequences."

OVERVIEW OF THE NEUBERGER BERMAN FUND AND THE FASCIANO FUND

        INVESTMENT OBJECTIVES, STRATEGIES, POLICIES AND PRINCIPAL RISKS OF THE NEUBERGER BERMAN FUND AND THE FASCIANO FUND

      Since the Neuberger Berman Fund has been created as a shell series of Neuberger Berman Equity Funds solely for the purpose of the Transaction, it has investment objectives and policies and principal investment strategies that are identical to those of the Fasciano Fund. The description below describes how the New Fund will be managed, which is substantially identical to how the Fasciano Fund is currently managed.

       GOAL AND STRATEGY

      The primary investment objective of the New Fund will be long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the New Fund.

      To pursue this goal, the New Fund will invest primarily in the common stocks of smaller companies with market capitalizations of less than $1.5 billion at the time the fund first invests in them. These include securities having common stock characteristics, such as securities convertible into common stocks, and rights and warrants to purchase common stocks. The New Fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The manager will look for companies with:

      o strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon, and

      o     stock prices that the market has under-valued  relative to the value
            of  similar   companies  and  that  offer  excellent   potential  to
            appreciate over a three to five year time horizon.

      In choosing companies that the manager believes are likely to achieve the New Fund's objective, the manager will consider the company's ability to sustain long-term rates of earnings growth, as well as overall business qualities. These qualities include the company's profitability and cash flow, financial condition, insider ownership, and stock valuation. In selecting companies that the manager believes may have greater potential to appreciate in price, the manager will invest the New Fund in smaller companies that are under-followed by major Wall Street brokerage houses and large asset management firms. However, the New Fund may hold the stocks of small companies that grow into medium-size companies.

      The New Fund will invest in companies on a long-term basis and emphasize long-term investment performance. Prospective investors should invest in the New Fund with a time horizon of three years or longer to be consistent with the manager. The New Fund may not be suitable for you if you have a short-term investment horizon or are unwilling to accept fluctuations in share price, including significant declines over a given period.

      Although the New Fund primarily will invest in companies on a long-term basis, from time to time, the New Fund may invest on a short-term basis or may sell within a few months securities that it originally had intended to be a long-term investment if the security no longer meets the quality or valuation requirements of the New Fund.

      The manager generally will not attempt to invest the New Fund based on a market timing strategy. Rather, the manager will invest in a company when the manager believes the company meets the New Fund's requirements for long-term earnings growth prospects and price appreciation potential.

      The New Fund generally will seek to be fully invested in common stocks. However, at times, the manager may invest a large portion of the New Fund's assets in cash if the manager is unable to locate and invest in a sufficient number of companies that meet the New Fund's quality and valuation requirements.

      When a stock no longer meets the New Fund's investment criteria, the manager will consider selling it.

      At times, the manager may emphasize certain sectors that he believes will benefit from market or economic trends.

      Unlike the Fasciano Fund, the New Fund will have the ability to change its goal without shareholder approval, although it does not currently intend to do so.

      MAIN RISKS

      Most of the New Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

      In addition, the smaller companies that the New Fund will tend to invest in are often more volatile and less liquid than the stocks of larger companies and

      o     may have a shorter history of operations than large companies;

      o     may not have as great an ability to raise additional capital;

      o     may  have  a  less  diversified   product  line,  making  them  more
            susceptible to market pressure; and

      o     may have a smaller public market for their shares.

      Small-cap stocks may also:

      o underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor;

      o be more affected than other types of stocks by the underperformance of a sector that the manager decided to emphasize.

      The New Fund will combine value and growth styles of investing. Value investors seek stocks trading at below market average prices based on earnings, book value, or other financial measures before other investors discover their worth. Growth investors seek companies that are already successful but may not have reached their full potential. Growth stocks may suffer more than value stocks during market downturns, while value stocks may remain undervalued if other investors do not recognize their worth.

       OTHER RISKS

      The New Fund may use certain practices and securities involving additional risks.

      Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the New Fund will increase its risk of loss.

      When the New Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the New Fund avoid losses but may mean lost opportunities.

      MANAGEMENT AND ARRANGEMENTS WITH SERVICE PROVIDERS

      Responsibility to oversee management of the Fasciano Fund rests with the Fund's Board of Directors. The investment adviser to the Fasciano Fund is Fasciano Company, Inc. ("Fasciano Company"), 190 S. LaSalle Street, Suite 2800, Chicago, Illinois 60603. Firstar Mutual Fund Services, LLC provides administrative services to the Fasciano Fund and acts as the Fund's custodian and transfer agent. The Fasciano Fund is self-distributed (in other words, the Fund's shares are distributed directly by the Fund, and there is no principal underwriter or distributor). The Fasciano Company may directly or indirectly pay qualifying broker-dealers, financial institutions and other entities for providing distribution services to the Fasciano Fund.

      Responsibility to oversee management of the Neuberger Berman Fund rests with Neuberger Berman Equity Funds' Board of Trustees. The investment manager to the Neuberger Berman Fund will be Neuberger Berman Management Inc. ("NBMI"), a wholly-owned subsidiary of Neuberger Berman, Inc., located at 605 Third Avenue, 2nd Floor, New York NY 10158-0180. Another wholly-owned subsidiary of Neuberger Berman Inc. and an affiliate of NBMI, Neuberger Berman, LLC, will be sub-adviser to the Neuberger Berman Fund and is located at 605 Third Avenue, New York NY 10158-3698. NBMI also will serve as the administrator of the Neuberger Berman Fund and distributor of its shares. State Street Bank and Trust Company will serve as the New Fund's custodian and transfer agent.

      If the Transaction is approved by shareholders, Michael F. Fasciano will become the portfolio manager of the Neuberger Berman Fund, a Managing Director of Neuberger Berman, LLC, and a Vice President of NBMI. Mr. Fasciano has served as the Fasciano Fund's portfolio manager since the Fund's inception in 1986 and is president of the Fasciano Company.

      See Appendix C for more information regarding arrangements with service providers of the Fasciano Fund and the Neuberger Berman Fund.

      COMPARATIVE FEE TABLES

      The table set forth below shows (a) shareholder fees and annual operating expenses for the Fasciano Fund for the fiscal year ended June 30, 2000; and (b) the estimated expenses the Neuberger Berman Fund expects to incur during the fiscal year ended August 31, 2001. Neither the Neuberger Berman Fund nor the Fasciano Fund charges you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses.

                                                              NEUBERGER
                                           FASCIANO           BERMAN FUND
                                             FUND             (INVESTOR CLASS)
                                             ----             ----------------

SHAREHOLDER FEES                             None             None

ANNUAL  OPERATING  EXPENSES
(% of average net assets)
These are deducted  from fund
assets, so you pay them indirectly.

Management fees                              1.00%                       0.85%
Distribution (12b-1) fees                     None                        None
Other expenses                               0.20%                          %*
Total Annual Operating Expenses              1.20%                           %


 *Other expenses are based on estimated amounts for the current fiscal year.


      EXPENSE EXAMPLE

      The expense example can help you compare costs between the Fasciano Fund and the Neuberger Berman Fund if the Transaction is approved. The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Funds' expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


                         1 YEAR      3 YEARS        5 YEARS       10 YEARS
Neuberger                  $            $               $             $
  Berman Fund
Fasciano Fund             $122        $381            $660         $1,455

      PURCHASES

      Shares of the Fasciano Fund and the Neuberger Berman Fund are sold on a continuous basis at net asset value with no sales charges. The net asset value of each Fund is calculated as of the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Central Time, which is 4:00 p.m. Eastern
Time). Purchases of each Fund's shares may be made by check, by wire, by phone or by setting up a systematic investment program. Shareholders of each Fund may reinvest their dividends in Fund shares. Neuberger Berman Fund shareholders may purchase shares by phone only if the investment order is for at least $1,000 and the money for the shares is received within three days after the order is purchased. Fasciano Fund shareholders may not make an initial purchase by telephone, but subsequent investments of at least $100 may be made by phone.

Purchases of Neuberger Berman Fund shares through systematic investing must be at least $100. Purchases of Fasciano Fund shares through the Fund's Automatic Investment Plan must be at least $50 and not more than $50,000. Neuberger Berman Fund shareholders may also purchase shares via the Internet.

      EXCHANGES

      Shares of the Neuberger Berman Fund may be exchanged on any business day at their net asset value for shares of the Investor Class of one or more of the 17 other Neuberger Berman funds. Fasciano Fund shareholders do not have any funds also managed by the Fasciano Company into which they may exchange their shares as compared to the number of mutual funds available to Neuberger Berman Fund shareholders.

      DIVIDENDS AND OTHER DISTRIBUTIONS

      The Fasciano Fund ordinarily declares and pays, and the Neuberger Berman Fund ordinarily will declare and pay, dividends from net investment income and net realized capital gains, if any, annually. Dividends and capital gain distributions are automatically reinvested in Fund shares, unless otherwise indicated in the purchase application or in writing. The Neuberger Berman Fund also will provide the following options: shareholders may (1) receive all distributions in cash or (2) reinvest capital gain distributions, but receive income distributions in cash.

      REDEMPTION PROCEDURES

      Shares of the Fasciano Fund and the Neuberger Berman Fund are redeemable on any business day at a price equal to the net asset value of the shares the next time it is calculated after receipt of a redemption request in good order. Shares of each Fund may be redeemed in writing by sending a letter, by telephone, or under a Systematic Withdrawal Plan. Shares of the Neuberger Berman Fund also may be redeemed via the Internet, and shares valued up to $50,000 also may be redeemed by sending a written request by fax. All phone orders to sell shares of the Neuberger Berman Fund must be for at least $1,000, unless you are closing out an account. There is no such minimum for redeeming shares of the Fasciano Fund by phone. The Fasciano Fund's Systematic Withdrawal Plan requires a $10,000 minimum account balance, while the Neuberger Berman Fund requires a $5,000 balance and withdrawals must be at least $100.

      Each Fund gives shareholders the option of having their redemption proceeds wired to a designated bank account. For this service, the Neuberger Berman Fund charges an $8 fee if the total balance in all Neuberger Berman fund accounts is less than $200,000. The Fasciano Fund charges $12 for this service.

      The Neuberger Berman Fund requires a signature guarantee when selling more than $50,000 worth of shares and when proceeds are to be sent by wire or electronic transfer to a bank account not designated in advance. In contrast, the Fasciano Fund requires a signature guarantee if the shares to be redeemed have a value of more than $20,000. Both Funds require a signature guarantee when a shareholder requests that the proceeds be sent to an address different from the address of record.

      If the shares of the Fasciano Fund to be redeemed are represented by certificates and you are redeeming your shares in writing, your redemption request must be accompanied by properly endorsed certificates. The Neuberger Berman Fund does not issue stock certificates.

      FOR MORE INFORMATION RELATING TO PURCHASING AND SELLING SHARES OF THE FASCIANO FUND, SEE THE PROSPECTUS, DATED NOVEMBER 1, 2000, AND FOR MORE INFORMATION RELATING TO PURCHASING AND SELLING SHARES OF THE NEUBERGER BERMAN FUND, SEE APPENDIX B.

      SHAREHOLDER RIGHTS

      The chart below describes some of the differences between your rights as a shareholder of the Fasciano Fund and your rights as a shareholder of the Neuberger Berman Fund. The Fasciano Fund is organized as Maryland corporation, and the Neuberger Berman Fund is a series of Neuberger Berman Equity Funds, a Delaware business trust.


--------------------------------------------------------------------------------
          CATEGORY                   FASCIANO FUND         NEUBERGER BERMAN FUND
--------------------------------------------------------------------------------
1.   Par Value                   Each share has a par     Each share has a par
                                 value of $.01            value of $.001
--------------------------------------------------------------------------------
2.   Preemptive Rights           None                     None
--------------------------------------------------------------------------------
3.   Preference                  None                     None
--------------------------------------------------------------------------------
4.   Appraisal Rights            None                     None
--------------------------------------------------------------------------------
5.   Transaction Rights          None                     None
--------------------------------------------------------------------------------
6.   Exchange Rights (not        None                     None
     including the right
     to exchange among
     Funds)
--------------------------------------------------------------------------------
7.   Shareholder Rights          No right to call for     No right to call for
                                 any partition or         any partition or
                                 division of              division of
                                 property, profits,       property, profits,
                                 rights or interests      rights or interest
                                 of the Corporation       of the Trust
--------------------------------------------------------------------------------
8.   Personal Liability of       None                     None
     Shareholders
--------------------------------------------------------------------------------
9.   Annual meetings             No annual meetings       No annual meetings
                                 required, unless         required, unless
                                 required under the       required under the
                                 1940 Act                 1940 Act
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          CATEGORY                   FASCIANO FUND         NEUBERGER BERMAN FUND
--------------------------------------------------------------------------------
10.  Right to call meeting of    Shall be called upon     Shall be called upon
     shareholders                written request of       request of
                                 shareholders holding     shareholders owning
                                 at least 10% of the      at least 10% of the
                                 outstanding shares       outstanding shares
--------------------------------------------------------------------------------
11.  Notice of meetings          Mailed to each           Mailed to each
                                 shareholder entitled     shareholders
                                 to vote at least 10      entitled to vote at
                                 days, not more than      least 15 days prior
                                 90 days, before the      to the meeting
                                 meeting
--------------------------------------------------------------------------------
12.  Record date for meetings    Directors may close      Trustees may fix in
                                 transfer book not        advance a date up to
                                 exceeding 90 days        90 days before the
                                 and not less than 10     meeting
                                 days prior to the
                                 date of such meeting
--------------------------------------------------------------------------------
13.  Election of Directors or    Majority of those        A plurality
     Trustees                    stockholders voting
                                 on the matter
--------------------------------------------------------------------------------
14.  Adjournment of meetings     Majority of shares       A majority of shares
                                 represented at           present in person or
                                 meeting in person or     by proxy and
                                 by proxy                 entitled to vote.
--------------------------------------------------------------------------------
15.  Removal of Directors or     May be removed from      May be removed at a
     Trustees by Shareholders    office by a vote of      shareholder meeting
                                 the shareholders         by a vote of
                                 holding a majority       shareholders owning
                                 of the shares            at least 2/3 of the
                                 entitled to vote         outstanding shares
                                                          of the Trust
--------------------------------------------------------------------------------


VOTING INFORMATION

      This Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Directors of the Fasciano Fund in connection with the Meeting. Only shareholders of record at the close of business on January 15, 2001 will be entitled to notice of and to vote at the Meeting. Each share or fraction thereof is entitled to one vote or fraction thereof. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no instruction is given, the persons named as proxies will vote in favor of the proposed Transaction. Proxies may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy, or by attending the Meeting and voting in person. For additional information, including a description of the shareholder vote required for approval of the Transaction, see "Information Relating to Voting Matters."

                              FINANCIAL HIGHLIGHTS

      The Financial Highlights information for the Fasciano Fund is incorporated by reference to the Fasciano Fund Prospectus, dated, November 1, 2000 and the Annual Report for the fiscal year ended June 30, 2000. Additional copies of the Prospectus and Annual Report of the Fasciano Fund are available upon request, without charge, by calling 1-800-848-6050. The Neuberger Berman Fund currently has no Financial Highlights information since its registration is currently pending with the SEC and it has not yet commenced operations. If the Transaction is approved by the Fasciano Fund shareholders, the Neuberger Berman Fund will assume the Fasciano Fund's Financial Highlights information after the Transaction takes place.

                INFORMATION RELATING TO THE PROPOSED TRANSACTION

      Neuberger Berman Inc., a Delaware corporation ("Neuberger Berman"), Fasciano Company, Inc.("Fasciano Company") an Illinois corporation, and Michael Fasciano, the sole shareholder of Fasciano Company, Inc., entered into an Asset Purchase Agreement dated October 13, 2000. Subject to certain conditions, Fasciano Company will sell all of its assets, rights, properties, and goodwill necessary to carry on its advisory business and operations to Neuberger Berman Inc. (the "Asset Transaction"). Consummation of the Asset Purchase Agreement among the parties is conditioned upon, among other things, shareholders of the Fasciano Fund approving the Reorganization.

      Upon the closing of the Asset Transaction, Neuberger Berman Inc. will pay Fasciano Company cash and restricted Neuberger Berman Inc. common stock then worth, in total, $5,110,000. In addition, over the five years subsequent to the closing of the Asset Transaction, Fasciano Company can earn up to $5,000,000, as additional purchase price in the event average daily net assets of the Neuberger Berman Fund and any funds that may be cloned from the Neuberger Berman Fund meet certain benchmarks, the first of which is approximately $100,000,000 above the expected net assets of the Fund at the time of the closing. Michael Fasciano will enter into an employment agreement with Neuberger Berman[, LLC], and will be the portfolio manager of the Neuberger Berman Fund, compensated at a level consistent with the amount Neuberger Berman[, LLC] pays to portfolio managers of comparable experience.

      After a significant and rapid growth of assets in the Fasciano Fund in 1999, Fasciano Company examined the strategic alternatives available to it for the Fund to stay competitive. Fasciano Company determined that Neuberger Berman Inc. and its subsidiaries would be able to provide the high quality administrative, operational, and research support necessary to pursue this goal and benefit the Fasciano Fund's shareholders. The Reorganization described in this Prospectus/Proxy statement is being proposed in conjunction with the sale by Fasciano Company of the assets described above.

DESCRIPTION OF THE PLAN OF REORGANIZATION

      Neuberger Berman Equity Funds, on behalf of the Neuberger Berman Fund, and the Fasciano Fund have entered into the Plan of Reorganization, which provides that the Neuberger Berman Fund is to acquire the assets and assume the liabilities of the Fasciano Fund. The Plan of Reorganization sets forth the terms and conditions that will apply to the Transaction. The following description of the Plan of Reorganization is qualified in its entirety by reference to the actual Plan, a form of which is set forth as Appendix A.

         The Plan of Reorganization provides the details of the Transaction. In essence, the Transaction will have three steps:

      o First, if the shareholders of the Fasciano Fund approve the Transaction, the Fasciano Fund will transfer all of its assets to the Neuberger Berman Fund. In exchange, the Fasciano Fund will receive shares of the Neuberger Berman Fund with a total net asset value equal to the value of the assets it is transferring (net of the Fasciano Fund's liabilities) calculated on the close of business on the date of the Transaction and the Neuberger Berman Fund will assume all of those liabilities.

      o Second, the Neuberger Berman Fund, through its transfer agent, will open an account for each shareholder of the Fasciano Fund, and will credit each such account with shares of the Neuberger Berman Fund having the same total value as the Fasciano Fund shares that the shareholder owned on the date of the Transaction.

      o     Third, the Fasciano Fund will subsequently dissolve.

      On the day of the Transaction, Fasciano Fund shareholders will receive shares of the Neuberger Berman Fund, with the same total value as their shares of the Fasciano Fund. Because the Fasciano Fund is a registered investment company whose shareholders can redeem their shares at any time for their net asset value, there are no appraisal rights for those shareholders that vote against the proposal.

      Transaction expenses will be paid by _____________. The consummation of the Transaction is subject to certain conditions relating to the Plan of Reorganization, set forth below:*

      o Approval of the Plan of Reorganization by the shareholders of the Fasciano Fund;

      o     Receipt  of  certain  legal  opinions   described  in  the  Plan  of
            Reorganization;

      o Continuing accuracy of the representations and warranties in the Plan of Reorganization;

      o     Performance in all material respects of the Plan of Reorganization.

      Neuberger Berman Equity Funds, on behalf of the Neuberger Berman Fund, and Fasciano Fund may mutually agree to terminate the Plan of Reorganization at or prior to the Transaction date. Alternatively, either Fund may decide unilaterally with written notice to terminate the Plan of Reorganization under certain circumstances. In addition, either Fund may waive the other party's breach of a provision or failure to satisfy a condition of the Plan of Reorganization.


------------------
* Consummation of the Transaction also is subject to certain standard conditions enumerated in the Agreement among Michael Fasciano, Fasciano Company, Inc. and Neuberger Berman Inc.

BOARD CONSIDERATIONS

      The Board of Directors of the Fasciano Fund has determined that the Transaction is in the best interests of the Fasciano Fund and its shareholders and has approved the Plan of Reorganization. In approving the Transaction, the Board considered the following factors, among others:

      o Because the Neuberger Berman Funds have a large investment management business, the Board believes the Transaction can provide the Fasciano Fund with the benefit of broader administration and portfolio management services and can provide you with the benefit of broader shareholder services. This includes the opportunity to exchange shares of the New Fund with shares of other mutual funds in the Neuberger Berman family of funds;

      o the fact that that Michael Fasciano will be the portfolio manager to the New Fund;

      o the fact that shareholder interests would not be diluted in the proposed Transaction; and

      o     the status of the Transaction as a tax-free reorganization.

       The Fasciano Fund Board carefully reviewed certain "due diligence" materials related to Neuberger Berman and its subsidiaries. The Board also met with independent trustees of the Neuberger Berman funds. The Board was aware that Michael Fasciano and NBMI derive certain benefits from the Transaction and from the potential growth of the Fasciano Fund. After consideration of the factors and other relevant information, the Board unanimously approved the Plan of Reorganization and directed that it be submitted to shareholders for approval. THE FASCIANO FUND BOARD RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" APPROVAL OF THE PLAN OF REORGANIZATION AND THE TRANSACTIONS CONTEMPLATED THEREBY.

      At a meeting held on November 13, 2000, the Board of Trustees of Neuberger Berman Equity Funds approved the Plan of Reorganization, finding that the Transaction is in the best interests of Neuberger Berman Equity Funds and its shareholders.

CAPITALIZATION

      The following table sets forth the unaudited capitalization of the Neuberger Berman Fund's Investor Class shares, the Fasciano Fund and the unaudited capitalization of the Funds on a PRO FORMA combined basis as of [June 30, 2000]:


                                     NEUBERGER                    NEUBERGER
                                      BERMAN                       BERMAN
                                       FUND                         FUND
                                     (INVESTOR     FASCIANO       PRO FORMA
                                       CLASS)        FUND          COMBINED
                                   ------------  -------------   ------------

Net Assets.........................              [271,869,321]
Net Asset Value Per Share..........                      32.55

Shares Outstanding.................                  8,199,185


      If the Transaction is consummated, the capitalization of the Fasciano Fund is likely to be different at the Transaction date as a result of daily share purchase and redemption activity.

FEDERAL INCOME TAX CONSEQUENCES

      The Transaction will constitute a  "reorganization"  within the meaning of
Section 368(a)(1) of the Internal Revenue Code of 1986, as amended ("Code"). The Transaction is not expected to have material federal income tax consequences to the Fasciano Fund or its shareholders or the Neuberger Berman Fund. Following the Transaction, the Neuberger Berman Fund will have the same federal tax basis in the assets of the Fasciano Fund that the Fasciano Fund had in those assets immediately prior to the Transaction. In addition, each shareholder of the Fasciano Fund will have the same federal tax basis in the shares of the Neuberger Berman Fund received in the Transaction that the shareholder had in his or her shares of the Fasciano Fund immediately prior to the Transaction, and the shareholder's holding period for those Neuberger Berman Fund shares will include his or her holding period for those Fasciano Fund shares. It is not expected that Fasciano Fund shareholders will incur any state or local tax liabilities as a result of the Transaction, but the Fund's shareholders should consult their tax advisors to make sure.

      Neuberger Berman Equity Funds and the Fasciano Fund have not sought a tax ruling from the Internal Revenue Service (the "IRS") regarding the foregoing, but are acting in reliance on an opinion of counsel. The opinion of counsel is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

       The Neuberger Berman Fund's utilization after the Reorganization of any pre-Reorganization capital losses realized by the Fasciano Fund could be subject to limitations in future years under the Code.

                     INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION

      The  Board  of  Directors  of  the   Fasciano   Fund  is  providing   this
Prospectus/Proxy Statement in connection with the solicitation of proxies for use at the Meeting. Solicitation of proxies will occur principally by mail, but officers and service contractors of the Fund may also solicit proxies by telephone, telegraph, or personal interview. [NAME OF PROXY SOLICITOR] has been hired to assist in the proxy solicitation. For soliciting services, estimated proxy expenses total $__________. [NBMI and the Fasciano Company will bear all costs of solicitation.] If votes are recorded by telephone, [NAME OF PROXY SOLICITOR] will use procedures designed to authenticate shareholders'
identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that a shareholder's instructions have been properly recorded. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Fasciano Fund a written notice of revocation or a subsequently executed proxy, or by attending the Meeting and voting in person.

      Only shareholders of the Fasciano Fund of record at the close of business on January 15, 2001 will be entitled to vote at the Meeting. On that date, there were outstanding and entitled to be voted __________ shares of the Fasciano Fund. Each share or fractional share is entitled to one vote or fraction thereof.

      If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting or any adjournment thereof. If you sign and date your proxy card but do not mark it "For," "Against" or "Abstain," the persons named as proxies will vote it FOR the Transaction. For information on adjournments of the Meeting, see "Quorum" below.

SHAREHOLDER APPROVAL

      The Plan of Reorganization and the transactions contemplated by it are being submitted for approval at the Meeting in accordance with the provisions of the charter and bylaws of the Fasciano Fund. Under the charter and bylaws, the Transaction must be approved by a majority of the outstanding shares of common stock. Shareholders who do not vote for the Transaction do not have appraisal rights.

      In tallying shareholder votes, abstentions and broker non-votes (I.E., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted in determining whether a quorum is present for purposes of convening the Meeting. With respect to voting on the Transaction, abstentions and broker non-votes will have the same effect as votes cast against the proposal.

      As of September 30, 2000, the following persons owned of record 5% or more of the shares of the Fasciano Fund:

            Charles Schwab & Co.            46%
            101 Montgomery Street
            San Francisco, CA  94104

            National Financial              18%
            Services Co.
            200 Liberty Street
            New York, NY  10281-1003



      As of September 30, 2000, the directors and officers of the Fasciano Fund, as a group, owned [1%] of the outstanding shares of the Fund.

QUORUM; ADJOURNMENT

      A quorum is constituted by a majority of the shares of stock entitled to vote at the Meeting, present in person or represented by proxy. In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Transaction are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy and voting on the question of adjournment. The persons named as proxies will vote in favor of such adjournments if they determine that adjournment and additional solicitation is reasonable and in the best interest of shareholders of the Fasciano Fund. Abstentions and broker non-votes have no effect on the outcome of a vote on adjournment.

ANNUAL MEETINGS

      The Fasciano Fund does not intend to hold annual meetings of shareholders for the election of directors and other business unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders' meeting for the purpose of electing directors. Shareholders have the right to call a meeting of shareholders to consider the removal of one or more directors or to act on other matters, and such meetings will be called when requested in writing by the holders of record of 10% or more of the Fasciano Fund's outstanding shares. To the extent required by law, the Fasciano Fund will assist in shareholder communications on such matters.

                  ADDITIONAL INFORMATION ABOUT THE NEUBERGER BERMAN FUND
                              AND THE FASCIANO FUND

      Additional information about the Fasciano Fund is included in the Prospectus, dated November 1, 2000, which is incorporated by reference herein. Additional information about the Fasciano Fund may also be obtained from its Statement of Additional Information, dated November 1, 2000 and its Annual Report for the fiscal year ended June 30, 2000, which have been filed with the SEC. Copies of the Prospectus, Statement of Additional Information, and Annual Report for the Fund may be obtained without charge by calling the Fund at 1-800-848-6050. The Fasciano Fund is subject to certain informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, as applicable, and in accordance with such requirements file reports, proxy statements, and other information with the SEC. These materials may be inspected and copied:

              o At the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549;

              o At the SEC's Regional Offices at 7 World Trade Center, 13th Floor, New York, New York 10048 and at Citicorp Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661-2511;

              o By writing to the SEC's Public Reference Branch, Office of Consumer Affairs and Information, 450 Fifth Street, N.W., Washington, D.C. at rates prescribed by the SEC;

              o By e-mail request to publicinfo@sec.gov (for a duplicating fee); and

              o On the SEC's EDGAR database on the SEC's Internet Web site at http://www.sec.gov.

      The Neuberger Berman Fund is in the process of filing its first registration statement with the SEC and does not yet have an effective prospectus or statement of additional information. The registration of the Neuberger Berman Fund as an open-end investment company will be effective prior to the Transaction date. The Neuberger Berman Fund's Investor Class will assume the performance history and financial highlights of the Fasciano Fund if shareholders approve the Transaction.

                                  LEGAL MATTERS

      Opinions concerning certain legal matters pertaining to the Transaction will be provided by legal counsel to Neuberger Berman Equity Funds, Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, and legal counsel to the Fasciano Fund, Bell, Boyd & Lloyd LLC, 70 West Madison Street, Suite 3300 Chicago, Illinois 60602.

                                     EXPERTS

      The audited financial statements of the Fasciano Fund incorporated by reference herein and included in the Fund's Annual Report to Shareholders for the fiscal year ended June 30, 2000 have been audited by Arthur Andersen LLP, independent accountants. The independent accountants' report is included in the Fasciano Fund's Annual Report to Shareholders. These financial statements have been incorporated herein by reference in reliance on Arthur Andersen LLP's report given on their authority as experts in auditing and accounting.

                                 OTHER BUSINESS

      The Board of Directors of the Fasciano Fund knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

      Shareholder inquiries may be addressed to the Fasciano Fund in writing at the address on the cover page of this Prospectus/Proxy Statement or by telephoning 1-800-848-6050.

                                 *      *      *

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE, OR TO VOTE VIA TELEPHONE BY CALLING [PHONE #] OR VIA THE INTERNET AT WWW.PROXYVOTE.COM.

                                   APPENDIX A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION



    This Agreement and Plan of Reorganization ("Agreement") is made as of ___________, 2000, between Neuberger Berman Equity Funds, a Delaware business trust ("Equity Funds"), on behalf of Neuberger Berman Fasciano Fund, a segregated portfolio of assets ("series") thereof ("Acquiring Fund"), and Fasciano Fund, Inc., a Maryland corporation ("Acquired Fund"). (Acquiring Fund and Acquired Fund are sometimes referred to herein individually as a "Fund" and collectively as the "Funds.") All agreements, representations, actions, and obligations described herein made or to be taken or undertaken by Acquiring Fund are made and shall be taken or undertaken by Equity Funds.

    Acquired  Fund  intends  to  change  its  identity,   form,   and  place  of
organization -- by converting to a series of Equity Funds -- through a reorganization within the meaning of section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended ("Code"); and the parties intend this Agreement to be, and adopt it as, a "plan of reorganization" within the meaning of the regulations under section 368 of the Code ("Regulations"). Acquired Fund desires to accomplish such conversion by transferring all of its assets to Acquiring Fund in exchange solely for voting shares of beneficial interest in Acquiring Fund and Acquiring Fund's assumption of all of Acquired Fund's liabilities, followed by the distribution of those shares pro rata to the stockholders of Acquired Fund in exchange therefor, all on the terms and conditions set forth herein. (All such transactions are referred to herein as the "Reorganization.")

    Acquired  Fund  has a single  class  of  shares  ("Acquired  Fund  Shares").
Acquiring Fund's shares will be divided into multiple classes, including Investor Class shares. Only Acquiring Fund's Investor Class shares ("Acquiring Fund Shares"), which are substantially similar to the Acquired Fund Shares, are involved in the Reorganization.

    In consideration of the mutual promises contained herein, the parties agree as follows:

    1.  PLAN OF REORGANIZATION

    1.1. Acquired Fund agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. Acquiring Fund agrees in exchange therefor:

      (a) to issue and deliver to Acquired Fund the number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares equal to the number of full and fractional Acquired Fund Shares then outstanding and

      (b)  to  assume  all  of  Acquired  Fund's   liabilities   described  in
paragraph 1.3 ("Liabilities").

These  transactions  shall take place at the Closing  (as  defined in  paragraph
3.1).

    1.2. The Assets shall include all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Acquired Fund's books, and other property owned by Acquired Fund at the Effective Time (as defined in paragraph 3.1).

    1.3. The Liabilities shall include all of Acquired Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, Acquired Fund agrees to use its reasonable best efforts to discharge all its known Liabilities before the Effective Time.

    1.4. At the Effective Time (or as soon thereafter as is reasonably practicable), (a) the Initial Acquiring Fund Share (as defined in paragraph 6.7) shall be redeemed by Acquiring Fund at the subscription price paid therefor and
(b) Acquired Fund shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1 to its stockholders of record, determined as of the Effective Time (each a "Stockholder" and collectively "Stockholders"), in constructive exchange for their Acquired Fund Shares. That distribution shall be accomplished by Equity Funds' transfer agent opening accounts on Acquiring Fund's share transfer books in the Stockholders' names and transferring those Acquiring Fund Shares thereto. Each Stockholder's account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due to that Stockholder. Each Stockholder also shall have the right to receive any unpaid dividends or other distributions that Acquired Fund declared prior to the Effective Date with respect to the Stockholder's Acquired Fund Shares. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

    1.5. When the Acquiring Fund Shares are distributed pursuant to paragraph 1.4, all outstanding Acquired Fund Shares, including any represented by certificates, shall be canceled on Acquired Fund's share transfer books.

    1.6. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.4, but in all events within [six months] after the Effective Time, Acquired Fund shall be de-registered as an investment company under the Investment Company Act of 1940, as amended ("1940 Act"), and dissolved and any further actions shall be taken in connection therewith as required by applicable law.

    1.7. Any reporting responsibility of Acquired Fund to a public authority is and shall remain its responsibility up to and including the date on which it is dissolved and de-registered.

    1.8. Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Acquired Fund's books of the Acquired Fund Shares constructively exchanged therefor shall be paid by the person to whom those Acquiring Fund Shares are to be issued, as a condition of that transfer.

    2.  [Intentionally omitted]

    3.  CLOSING AND EFFECTIVE TIME

    3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at Equity Funds' principal office on or about _________ , 2001, or at such other place and/or on such other date as to which the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the parties may agree ("Effective Time"). Articles of Transfer shall be filed by Acquired Fund with the Maryland State Department of Assessments and Taxation.

    3.2. Acquired Fund shall deliver to Equity Funds at the Closing a schedule of the Assets as of the Effective Time, which shall set forth the adjusted basis and holding period for federal income tax purposes, by lot, of all Assets, including all portfolio securities, transferred by Acquired Fund to Acquiring Fund. Acquiring Fund's [accounting and pricing agent] shall deliver at the Closing a certificate of an authorized officer verifying that the information (including adjusted basis and holding period for federal income tax purposes, by lot) concerning the Assets, including all portfolio securities, transferred by Acquired Fund to Acquiring Fund, as reflected on Acquiring Fund's books immediately after the Closing, does or will conform to that information on Acquired Fund's books immediately before the Closing. Acquired Fund's custodian shall deliver at the Closing a certificate of an authorized officer stating that
(a) the Assets it holds will be transferred to Acquiring Fund's custodian at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

    3.3. Acquired Fund's transfer agent shall deliver to Equity Funds transfer agent at the Closing a list of the names and addresses of the Stockholders and the number of outstanding Acquired Fund Shares owned by each Stockholder, all as of the Effective Time, certified by Acquired Fund's Secretary or an Assistant Secretary thereof. Equity Funds' transfer agent shall deliver at the Closing (or as soon as is reasonably practicable thereafter) a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the Stockholders' names. Equity Funds or its transfer agent shall issue and deliver a confirmation to Acquired Fund evidencing the Acquiring Fund Shares to be credited to Acquired Fund at the Effective Time or provide evidence satisfactory to Acquired Fund that those Acquiring Fund Shares have been credited to Acquired Fund's account on Acquiring Fund's books.

    3.4. Each party shall deliver to the other at the Closing (a) a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated as of the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and (b) bills of sale, checks, assignments, stock certificates, receipts, and other documents the other party or its counsel reasonably requests.

    4.  REPRESENTATIONS AND WARRANTIES

    4.1.  Acquired Fund represents and warrants as follows:

    4.1.1. Acquired Fund is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland; it has the power to carry on its business as it is now being conducted and to carry out this Agreement; and its Articles of Incorporation, as amended ("Charter"), have been duly filed in the office of the Department of Assessments and Taxation thereof;

    4.1.2. Acquired Fund is duly registered as an open-end management investment company under the 1940 Act, and that registration is in full force and effect; and all Acquired Fund Shares outstanding at the Effective Time will have been duly authorized and duly and validly issued and outstanding shares of Acquired Fund, fully paid and non-assessable by it;

    4.1.3. At the Closing, Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and on delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

    4.1.4. Acquired Fund's current prospectus and statement of additional information conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended ("1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

    4.1.5. Acquired Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Maryland law or any provision of its Charter or By-Laws or of any provision of any agreement, instrument, lease, or other undertaking to which Acquired Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which it is a party or by which it is bound, except as otherwise disclosed in writing to and accepted by Equity Funds;

    4.1.6. Except as otherwise disclosed in writing to and accepted by Equity Funds, all material contracts and other commitments of or applicable to Acquired Fund (other than this Agreement and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Acquired Fund thereunder will be made, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Acquired Fund may have had with respect to actions taken or omitted or to be taken by any other party thereto prior to the Closing;

    4.1.7. Except as otherwise disclosed in writing to and accepted by Equity Funds, no litigation, administrative proceeding, or (to Acquired Fund's knowledge) investigation of or before any court or governmental body is presently pending or (to Acquired Fund's knowledge) threatened against Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquired Fund's financial condition or the conduct of its business; and Acquired Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby; for purposes of this provision, investment underperformance or negative investment performance, by themselves, shall not be deemed to constitute such facts, provided all required performance disclosures have been made;

    4.1.8. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Acquired Fund's board of directors, which has made the determinations required by Maryland law and the 1940 Act; and, subject to approval by Acquired Fund's stockholders, this Agreement constitutes a valid and legally binding obligation of Acquired Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

    4.1.9. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Acquired Fund's stockholders;

    4.1.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), or the 1940 Act for the execution or performance of this Agreement by Acquired Fund, except for (a) the filing with the Securities and Exchange Commission ("SEC") of a registration statement by Equity Funds on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto ("N-14 Registration Statement"), including therein a prospectus/proxy statement ("Proxy Statement"), and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

    4.1.11. On the effective date of the N-14 Registration Statement, at the time of the Stockholders' Meeting (as defined in paragraph 5.2), and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing shall apply only to matters that are known or, in the exercise of due diligence should be known, to Acquired Fund or its officers or directors, and shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Equity Funds for use therein;

    4.1.12. The liabilities were incurred by Acquired Fund in the ordinary course of its business and are associated with the assets; and there are no liabilities other than liabilities disclosed or provided for in Acquired Fund's financial statements referred to in paragraph 4.1.18 and liabilities incurred by Acquired Fund in the ordinary course of its business subsequent to June 30, 2000, or otherwise disclosed in writing to Equity Funds, none of which has been materially adverse to the business, assets, or results of Acquired Fund's operations;

    4.1.13. Acquired Fund qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for that qualification for its current taxable year; the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing; and Acquired Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

    4.1.14. Acquired Fund is not under the jurisdiction of a court in a "title 11 or similar case" (within the meaning of section 368(a)(3)(A) of the Code);

    4.1.15. During the five-year period ending at the Effective Time, neither Acquired Fund nor any person "related" (as defined in section 1.368-1(e)(3) of the Regulations without regard to section 1.368-1(e)(3)(i)(A) thereof) to
Acquired Fund will have directly or through any transaction, agreement, or arrangement with any other person, (a) acquired Acquired Fund Shares with consideration other than Acquired Fund Shares, except for shares redeemed in the ordinary course of Acquired Fund's business as an open-end investment company as required by the 1940 Act, or (b) made distributions with respect to Acquired Fund Shares, except for (i) dividends qualifying for the deduction for dividends paid (as defined in section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code and (ii) additional distributions, to the extent they do not exceed 50% of the value (without giving effect to those distributions) of the proprietary interest in Acquired Fund at the Effective Time;

    4.1.16. Not more than 25% of the value of Acquired Fund's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers;

    4.1.17. Acquired Fund's federal income and excise tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended June 30, 2000, have been timely filed and all taxes payable pursuant to those returns have been timely paid;

    4.1.18. Acquired Fund's audited financial statements for the year ended June 30, 2000 and unaudited financial statements for the six months ended December 31, 2000, to be delivered to Equity Funds, fairly represent, in all material respects, Acquired Fund's financial position as of such respective dates and the results of its operations and changes in its net assets for the respective periods then ended; and

    4.1.19. As of the Effective Time, Acquired Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire Acquired Fund Shares.

    4.1.20. As of the Effective Time, Acquired Fund shall be in material compliance with the laws requiring notice or registration for the sale of securities in each state or other jurisdiction in which its shares have been sold.

    4.2.  Equity Funds represents and warrants as follows:

    4.2.1. Equity Funds is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware; it has the power to carry on its business as it is now being conducted and to carry out this Agreement on behalf of Acquiring Fund; and its Certificate of Trust has been duly filed in the office of the Secretary of State of Delaware;

    4.2.2. Equity Funds is duly registered as an open-end management investment company under the 1940 Act, and that registration is in full force and effect;

    4.2.3. Before the Effective Time, Acquiring Fund will be a duly established and designated series of Equity Funds; Acquiring Fund has not commenced operations and will not do so until after the Closing; and before the Effective Time there will be no issued and outstanding shares in Acquiring Fund or any other securities issued by it, except the Initial Acquiring Fund Share;

    4.2.4. No consideration other than Acquiring Fund Shares (and Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

    4.2.5. The Acquiring Fund Shares to be issued and delivered to Acquired Fund hereunder, at the Effective Time, will have been registered under the Securities Act of 1933, will have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable by Equity Funds;

    4.2.6. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Delaware law or any provision of the Trust Instrument or By-Laws of Equity Funds or of any provision of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as otherwise disclosed in writing to and accepted by Acquired Fund;

    4.2.7. Except as otherwise disclosed in writing to and accepted by Acquired Fund, no litigation, administrative proceeding, or (to Equity Funds' knowledge) investigation of or before any court or governmental body is presently pending or (to Equity Funds' knowledge) threatened against Equity Funds with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; and Equity Funds knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby.

    4.2.8. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Equity Funds' board of trustees (together with Acquired Fund's board of directors, the "Boards"), which has made the determinations required by Delaware law and the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

    4.2.9. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, or the 1940 Act for the execution or performance of this Agreement by Equity Funds, except for (a) the filing with the SEC of the N-14 Registration Statement, (b) the filing with the SEC of a registration statement on Form N-1A relating to Acquiring Fund ("N-1A Registration Statement"), and (c) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

    4.2.10. On the effective date of the N-14 Registration Statement, at the time of the Stockholders' Meeting, and at the Effective Time, the Proxy
Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Acquired Fund for use therein;

    4.2.11. Acquiring Fund will be a "fund" as defined in section 851(g)(2) of the Code, will meet all the requirements to qualify for treatment as a RIC for its taxable year in which the Reorganization occurs, and presently intends to so qualify for each succeeding taxable year in which Acquiring Fund is a series of a registered investment company subject to Subchapter M of the Code;

    4.2.12. Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to Acquiring Fund, have any plan or intention to redeem or otherwise reacquire any Acquiring Fund Shares issued to the Stockholders pursuant to the Reorganization, except to the extent it is required by the 1940 Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of that business;

    4.2.13. Following the Reorganization, Acquiring Fund (a) will continue Acquired Fund's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (b) will use a significant portion of Acquired Fund's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; in addition, Acquiring Fund has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC;

    4.2.14. There is no plan or intention for Acquiring Fund to be dissolved or merged into another business trust or a corporation or any "fund" thereof
(within the meaning of section 851(g)(2) of the Code) following the Reorganization;

    4.2.15. Immediately after the Reorganization, (a) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers; and

    4.2.16. Except as contemplated by this Agreement, the Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

    4.3.  Each party represents and warrants as follows:

    4.3.1. The fair market value of the Acquiring Fund Shares received by each Stockholder will be approximately equal to the fair market value of its Acquired Fund Shares constructively surrendered in exchange therefor;

    4.3.2. Its management (a) is unaware of any plan or intention of Stockholders to redeem, sell, or otherwise dispose of (i) any portion of their Acquired Fund Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the Acquiring Fund Shares to be received by them in the Reorganization to any person "related" (within such meaning) to Acquiring Fund,
(b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Acquired Fund as an open-end investment company, (c) expects that the percentage of Stockholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis, and (d) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

    4.3.3. The Stockholders will pay their own expenses, if any, incurred in connection with the Reorganization;

    4.3.4. Immediately following consummation of the Reorganization, the Stockholders will own all the Acquiring Fund Shares and will own such shares solely by reason of their ownership of Acquired Fund Shares immediately before the Reorganization;

    4.3.5. Immediately following consummation of the Reorganization, Acquiring Fund will hold the same assets -- except for assets distributed to stockholders who receive cash or other property and assets used to pay Reorganization expenses -- and be subject to the same liabilities that Acquired Fund held or was subject to immediately prior to the Reorganization, plus any liabilities for expenses of the parties incurred in connection with the Reorganization. Such excepted assets, together with the amount of all redemptions and distributions

(other than regular,  normal income and capital gain dividends) made by Acquired
Fund  immediately   preceding  the  Reorganization,   will,  in  the  aggregate,
constitute less than 1% of its net assets;

    4.3.6. None of the compensation received by any Stockholder who is an employee of or service provider to Acquired Fund will be separate consideration for, or allocable to, any of the Acquired Fund Shares held by that Stockholder; none of the Acquiring Fund Shares received by any such Stockholder will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the consideration paid to any such Stockholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for substantially similar services; and

    4.3.7. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187).

    5.  COVENANTS

    5.1. Acquired Fund covenants to operate its business in the ordinary course between the date hereof and the Closing, it being understood that (a) such ordinary course will include declaring and paying customary dividends and other distributions and changes in operations contemplated by Acquired Fund's normal business activities and (b) Acquired Fund will retain exclusive control of its investments until the Closing, provided that it shall not dispose of more than an insignificant portion of its historic business assets (as defined above) during that period without Equity Funds' prior consent. With respect to aspects of its business other than Acquiring Fund, Equity Funds shall promptly inform Acquired Fund of any material developments outside the ordinary course of business, provided that Acquired Fund and its officers, directors, agents and representatives, in recognition that Neuberger Berman Inc. is a publicly held company, shall have first agreed in writing not to disclose said information to any other party, or to purchase or sell any securities of Neuberger Berman Inc. (or any related securities), until the fact of such development shall have been disseminated to the securities markets. Equity Funds shall promptly notify Acquired Fund of the pendency of any actions or investigations relating to aspects of its business other than Acquiring Fund, provided that Acquired Fund and its officers, directors, agents and representatives, in recognition that Neuberger Berman Inc. is a publicly held company, shall have first agreed in writing not to disclose said information to any other party, or to purchase or sell any securities of Neuberger Berman Inc. (or any related securities), until the fact of such action or investigation shall have been disseminated to the securities markets.

    5.2. Acquired Fund covenants to call a stockholders' meeting to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby ("Stockholders' Meeting").

    5.3. Acquired Fund covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

    5.4. Acquired Fund covenants that it will assist Equity Funds in obtaining information Equity Funds reasonably requests concerning the beneficial ownership of Acquired Fund Shares.

    5.5. Acquired Fund covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to Equity Funds at the Closing.

    5.6. Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal and state securities laws.

    5.7. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken all further action, the other Fund may deem necessary or desirable to vest in, and confirm to, (a) Acquiring Fund, title to and possession of all the Assets, and (b) Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

    5.8. Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

    5.9   Equity  Funds  shall  promptly   prepare  and  file  with  the  SEC  a
Registration Statement on Form N-14 in connection with the Reorganization. Equity Funds shall also make any other filings reasonably required in connection with the offer and distribution of its shares in connection with the Reorganization, including, without limitation, filings with state regulatory authorities. Acquired Fund shall assist Equity Funds in preparing the N-14 Registration Statement.

    5.10. Equity Funds will prepare and file with the SEC an amendment to its registration statement on Form N-1A relating to the continued issuance by Acquiring Fund of its shares following the Closing, which registration statement shall comply in all material respects with the requirements of the 1933 Act, the 1940 Act, and the rules and regulations thereunder.

    5.11. Except to the extent permitted to do otherwise pursuant to an exemptive order of the SEC or a no-action letter from the SEC staff, Equity Funds covenants that, for a period of three years from the Closing, at least 75% of the members of its Board of Trustees shall not be interested persons of an investment adviser to Equity Funds or investment adviser to Acquired Fund, and that, for a period of two years from the Closing, Equity Funds will not enter into, participate in, or allow to continue any arrangement that would constitute an "unfair burden" on the Acquiring Fund or its shareholders within the meaning of Section 15(f) of the 1940 Act.

    5.12. As of the Effective Time, Acquiring Fund shall be in material compliance with the laws requiring notice or registration for the sale of securities in each state and in any other jurisdiction in which it has been informed by Acquired Fund that its shareholders reside.

    6.  CONDITIONS PRECEDENT

    Each Fund's obligations hereunder shall be subject to (a) the other Fund's performance of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:

    6.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by each Board and shall have been approved by Acquired Fund's stockholders in accordance with Acquired Fund's Charter and By-Laws and applicable law.

    6.2. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The N-14 Registration Statement shall have become effective under the 1933 Act, the N-1A Registration Statement shall have become effective under the 1933 Act and the 1940 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either party to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties, provided that either party may for itself waive any of such conditions.

    6.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

    6.4. Acquired Fund shall have received an opinion of Kirkpatrick & Lockhart LLP ("Equity Funds' Counsel") substantially to the effect that:

    6.4.1. Acquiring Fund is a duly established series of Equity Funds, a business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware with power under its Trust Instrument to own all its properties and assets and, to the knowledge of Equity Funds' Counsel, to carry on its business as presently conducted;

    6.4.2. This Agreement (a) has been duly authorized, executed, and delivered by Equity Funds on behalf of Acquiring Fund and (b) assuming due authorization, execution, and delivery of this Agreement by Acquired Fund, is a valid and legally binding obligation of Equity Funds with respect to Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

    6.4.3. The Acquiring Fund Shares to be issued and distributed to the Stockholders under this Agreement, assuming their due delivery as contemplated by this Agreement, when issued, will be duly authorized, validly issued and outstanding, and fully paid and non-assessable by Equity Funds and free of preemptive rights;

    6.4.4. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate Equity Funds' Trust Instrument or By-Laws or any provision of any agreement (known to Equity Funds' Counsel, without any independent inquiry or investigation) to which Equity Funds (with respect to Acquiring Fund) is a party or by which it is bound or (to the knowledge of Equity Funds' Counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Equity Funds is a party or by which it is bound, except as set forth in that opinion or as otherwise disclosed in writing to and accepted by Acquired Fund;

    6.4.5. To the knowledge of Equity Funds' Counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Equity Funds (on behalf of Acquiring Fund) of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

    6.4.6. Equity Funds is registered with the SEC as an investment company, such registration is in full force and effect, and to the knowledge of Equity Funds' Counsel no order has been issued or proceeding instituted to suspend that registration; and

    6.4.7. To the knowledge of Equity Funds' Counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Equity Funds (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund and (b) Equity Funds (with respect to Acquiring Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business, except as set forth in that opinion or as otherwise disclosed in writing to and accepted by Acquired Fund.

In rendering the foregoing opinion, Equity Funds' Counsel may (1) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel reasonably acceptable to Acquired Fund, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit that opinion to applicable federal and state law, (4) define the word
"knowledge" and related terms to mean the knowledge of attorneys then with Equity Funds' Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization, and (5) rely on certificates of officers of Equity Funds as to matters of fact.

    6.5. Equity Funds shall have received an opinion of Bell, Boyd & Lloyd LLC ("Acquired Fund Counsel") substantially to the effect that:

    6.5.1. Acquired Fund is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland with power under its Charter to own all its properties and assets and, to the knowledge of Acquired Fund Counsel, to carry on its business as it is now being conducted;

    6.5.2. This Agreement (a) has been duly authorized, executed, and delivered by Acquired Fund and (b) assuming due authorization, execution, and delivery of this Agreement by Equity Funds on behalf of Acquiring Fund, is a valid and legally binding obligation of Acquired Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

    6.5.3. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate Acquired Fund's Charter or By-Laws or any provision of any agreement (known to Acquired Fund Counsel, without any independent inquiry or investigation) to which Acquired Fund is a party or by which it is bound or (to the knowledge of Acquired Fund Counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquired Fund is a party or by which it is bound, except as set forth in that opinion or as otherwise disclosed in writing to and accepted by Equity Funds;

    6.5.4. To the knowledge of Acquired Fund Counsel (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Acquired Fund of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

    6.5.5. Acquired Fund is registered with the SEC as an investment company, such registration is in full force and effect, and to the knowledge of Acquired Fund Counsel no order has been issued or proceeding instituted to suspend that registration; and

    6.5.6. To the knowledge of Acquired Fund Counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Acquired Fund or any of its properties or assets and (b) Acquired Fund is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquired Fund's business, except as set forth in that opinion or as otherwise disclosed in writing to and accepted by Equity Funds.

In rendering the foregoing opinion, Acquired Fund Counsel may (1) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel reasonably acceptable to Acquiring Fund, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, (4) define the word
"knowledge" and related terms to mean the knowledge of attorneys then with Acquired Fund Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization, and (5) rely on certificates of officers of the Acquired Fund as to matters of fact.

    6.6. Each party shall have received an opinion of Equity Funds' Counsel, addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, Equity Funds' Counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement, which Equity Funds' Counsel may treat as representations made to it, or in separate letters addressed to Equity Funds' Counsel and the certificates delivered pursuant to paragraph 3.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

    6.6.1. Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities, followed by Acquired Fund's distribution of those shares pro rata to the Stockholders constructively in exchange for their Acquired Fund Shares, will qualify as a reorganization within the meaning of section 368(a)(1)(F) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

    6.6.2. Acquired Fund will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Stockholders in constructive exchange for their Acquired Fund Shares;

    6.6.3. Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

    6.6.4. Acquiring Fund's basis in the Assets will be the same as Acquired Fund's basis therein immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Acquired Fund's holding period therefor;

    6.6.5. A Stockholder will recognize no gain or loss on the constructive exchange of all its Acquired Fund Shares solely for Acquiring Fund Shares pursuant to the Reorganization;

    6.6.6. A Stockholder's aggregate basis in the Acquiring Fund Shares to be received by it in the Reorganization will be the same as the aggregate basis in its Acquired Fund Shares to be constructively surrendered in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Acquired Fund Shares, provided the Stockholder held the latter as capital assets at the Effective Time; and

    6.6.7. For purposes of section 381 of the Code, Acquired Fund and Acquiring Fund will be treated as if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of Acquired Fund's taxable year, Acquired Fund's tax attributes enumerated in section 381(c) of the Code will be taken into account by Acquiring Fund as if there had been no Reorganization, and the part of Acquired Fund's taxable year before the Reorganization will be included in Acquiring Fund's taxable year after the Reorganization.

Notwithstanding subparagraphs 6.6.2 and 6.6.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Stockholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the transfer thereof under a mark-to-market system of accounting.

    6.7. Prior to the Closing, Equity Funds' trustees shall have authorized the issuance of, and Acquiring Fund shall have issued, one Acquiring Fund Share to Neuberger Berman Management Inc. ("NBMI") or an affiliate thereof ("Initial Acquiring Fund Share") to vote on the matters referred to in paragraph 6.8.

    6.8. Equity Funds (on behalf of and with respect to Acquiring Fund) shall have entered into an investment advisory contract, a sub-advisory agreement, and other agreements necessary for Acquiring Fund's operation as a series of Equity Funds. Each such contract and agreement shall have been approved by Equity Funds' trustees and, to the extent required by law, by (a) such of those trustees who are not "interested persons" thereof (as defined in the 1940 Act) and (b) NBMI or its affiliate, as the case may be, as Acquiring Fund's sole initial shareholder.

At any time before the Closing, either party may waive (i) any of the foregoing conditions (except that set forth in paragraph 6.1) or (ii) the effect of any inaccuracies in the representations and warranties made to it pursuant to this Agreement, if, in the judgment of its Board, that waiver will not have a material adverse effect on the interests of its Fund's shareholders or stockholders, as the case may be.

    7.  BROKERAGE FEES

    7.1. Each party represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

    8.  ENTIRE AGREEMENT; NO SURVIVAL

Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

    9.  TERMINATION OF AGREEMENT

    This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Acquired Fund's stockholders:

    9.1. By either Fund upon written notice to the other Fund (a) in the event of the other Fund's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, (c) if the Board of the Acquired Fund determines in good faith that consummation of the Reorganization is not in the best interests of the Acquired Fund's shareholders; or (d) if the Closing has not occurred on or before [April 30], 2001;

    9.2.  By the parties' mutual agreement; or

    9.3 By either party if the Asset Purchase Agreement among Neuberger Berman Inc., Michael Fasciano, and Fasciano Company, Inc. dated as of October 13, 2000 shall not have been consummated and closed at Closing.

    In the event of termination under paragraphs 9.2 or 9.3, there shall be no liability for damages on the part of either Fund, or the trustees, directors or officers of either Fund, to the other Fund. There shall be no liability for damages on the part of the Acquired Fund or the directors or officers of the Acquired Fund, to the Acquired Fund, if a termination pursuant to paragraph 9.1(c) is a direct result of an occurrence, subsequent to the date hereof, of an event relating to Neuberger Berman Inc., Neuberger Berman, LLC or Neuberger Berman Management Inc. such that the Board of the Acquired Fund acting in good faith reasonably determines that Neuberger Berman Management Inc. succeeding as the investment adviser of the Acquired Fund is not in the best interests of the Fund or its shareholders.

    10.  AMENDMENT

    This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Acquired Fund's stockholders, in any manner mutually agreed on in writing by the parties; provided that following that approval no such amendment shall have a material adverse effect on the Stockholders' interests.

    11.  MISCELLANEOUS

    11.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

    11.2. Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

    11.3. Acquired Fund acknowledges that Equity Funds is a business trust organized in series form. This Agreement is executed by Equity Funds on behalf of Acquiring Fund and by its trustees and/or officers in their capacities as such, and not individually. Equity Funds' obligations under this Agreement are not binding on or enforceable against any of its trustees, officers, or shareholders but are only binding on and enforceable against the assets and property of Acquiring Fund and no other series of Equity Funds. A trustee of Equity Funds shall not be personally liable hereunder to Acquired Fund or its directors or stockholders for any act, omission, or obligation of Equity Funds or Acquiring Fund. Acquired Fund agrees that, in asserting any rights or claims under this Agreement, it shall look only to Acquiring Fund's assets and property in settlement of those rights and claims and not to those trustees, officers, or shareholders.

    11.4. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to the other party. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

    11.5 All notices or other communications required or permitted under this Agreement shall be in writing and shall be sent by personal delivery, registered or certified mail, postage prepaid, telecopier or facsimile transmission, or recognized overnight courier as follows:

                  (a) If to Equity Funds:

                        Neuberger Berman Equity Funds
                        605 Third Avenue - 2nd Floor
                        New York, NY  10158-0180
                        Attention:   Peter Sundman, President
                        cc:          Ellen Metzger, Esq.
                        telecopier:  (212) 476-5781

                  (b) If to Acquired Fund:

                        Fasciano Fund, Inc.
                        190 S. LaSalle Street - Suite 2800
                        Chicago, Illinois 60603
                        Attention:  Michael Fasciano
                        (312) 444-6044
                        telecopier:  (312) 444-6011

                        with a copy to:

                        Alan Goldberg, Esq.
                        Bell, Boyd & Lloyd LLC
                        70 West Madison Street, Suite 3300
                        Chicago, IL 60602

Either party may change its address from time to time by providing written notice in the manner set forth above. All notices shall be effective upon delivery, when deposited in the mail addressed as set forth above, or on receipt of confirmation of delivery by telecopier or facsimile transmission.


    IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.


NEUBERGER BERMAN EQUITY FUNDS, on
behalf of its series, Neuberger Berman Fasciano Fund


By: ______________________
      President


FASCIANO FUND, INC.


By: ______________________
      President

                                   APPENDIX B

                INFORMATION RELATING TO BUYING AND SELLING SHARES
              OF THE NEUBERGER BERMAN FUND'S INVESTOR CLASS SHARES




SHARE PRICES

Because Investor Class Shares of the Neuberger Berman Fund do not have sales charges, the price you pay for each share is the Neuberger Berman Fund's net asset value per share. The Neuberger Berman Fund pays you the full share price when you sell shares. If you use an investment provider, that provider may charge fees which are in addition to those described in this prospectus.

The  Neuberger  Berman  Fund is open for  business  every day the New York Stock
Exchange is open. The Exchange is closed on all national holidays and Good Friday; Neuberger Berman Fund shares will not be priced on those days. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted. The Neuberger Berman Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. If you use an investment provider, depending on when it accepts orders, it's possible that the Neuberger Berman Fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Neuberger Berman Fund could change on days when you can't buy or sell shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

Share Price Calculations
------------------------

The price of Investor Class Shares of the Neuberger Berman Fund is the total value of the assets attributable to Investor Class minus the liabilities attributable to that class, divided by the total number of Investor Class shares. Because the value of the Neuberger Berman Fund's securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the Neuberger Berman Fund uses market prices. However, in rare cases, events that occur after certain markets have closed may render these prices unreliable.

When the Neuberger Berman Fund believes a market price does not reflect a security's true value, the Neuberger Berman Fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. The Neuberger Berman Fund may also use these methods to value certain types of illiquid securities.

PRIVILEGES AND SERVICES

If you purchase Investor Class shares directly from Neuberger Berman Management, you have access to the services listed below. If you are purchasing shares through an investment provider, consult that provider for information about investment services.

SYSTEMATIC INVESTMENTS - This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more. You choose the schedule and amount. Your investment money may come from a Neuberger Berman money market fund or your bank account.

SYSTEMATIC WITHDRAWALS - This plan lets you arrange withdrawals of at least $100 from the Neuberger Berman Fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

ELECTRONIC BANK TRANSFERS - When you sell Neuberger Berman Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system. This service is not available for retirement accounts.

INTERNET ACCESS - At WWW.NB.COM, you can make transactions, check your account, and access a wealth of information.

FUNDFONE(R) - Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange Neuberger Berman Fund shares.

Dollar Cost Averaging
---------------------

Systematic investing allows you to take advantage of the principle of dollar-cost averaging. When you make regular investments of a given amount - say, $100 a month - you will end up investing at different share prices over time. When the share price is high, your $100 buys fewer shares; when the share price is low, your $100 buys more shares. Over time, this can help lower the average price you pay per share.

Dollar-cost averaging cannot guarantee you a profit or protect you from losses in a declining market. But it can be beneficial over the long term.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS  - The  Neuberger  Berman  Fund pays out to  shareholders  any net
income  and  net  capital   gains.   The  Neuberger   Berman  Fund  makes  these
distributions once a year (in December).

Unless you designate otherwise, your income and capital gain distributions from the Neuberger Berman Fund will be reinvested in the Neuberger Berman Fund. However, if you prefer you may:

      o    receive all distributions in cash

      o reinvest capital gain distributions, but receive income distributions in cash

Distributions taken in cash can be sent to you by check, by electronic transfer to a designated bank account or invested in Investor Class shares of another NB fund of the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must consult its representative about whether your income and capital gain distributions from the Neuberger Berman Fund will be reinvested in the Neuberger Berman Fund or paid to you in cash.

HOW DISTRIBUTIONS ARE TAXED - Except for tax-advantaged retirement accounts and other tax-exempt investors, all Neuberger Berman Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them. Neuberger Berman Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax free. Eventual withdrawals from a Roth IRA also may be tax free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous year. Your tax statement will help clarify this for you.

Income distributions and net short-term capital gain distributions are generally taxed as ordinary income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the Neuberger Berman Fund held the securities it sold, not when you bought your shares of the Neuberger Berman Fund, or whether you reinvested your distributions.

HOW SHARE TRANSACTIONS ARE TAXED - When you sell or exchange Neuberger Berman Fund shares, you generally realize a taxable gain or loss. The exception, once again, is tax-advantaged retirement accounts.

Buying Shares Before a Distribution
-----------------------------------

The money the Neuberger Berman Fund earns, either as income or as capital gains, is reflected in its share price until it distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional Neuberger Berman Fund shares or paid to shareholders in cash.

Because of this, if you buy shares just before the Neuberger Berman Fund makes a distribution, you'll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the distribution has been made.

Generally, if you're investing in a tax-advantaged account, there are no tax consequences to you from a distribution.

Taxes and You
-------------

The taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares, and whether you owe alternative minimum tax.

How can you figure out your tax liability on Neuberger Berman Fund distributions and share transactions? One helpful tool is the tax statement that we or your investment provider send you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your share transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

MAINTAINING YOUR ACCOUNT

WHEN YOU BUY SHARES - Instructions for buying shares from Neuberger Berman Management are on pages B-7 and B-8. See the section entitled INVESTMENT PROVIDERS on page B-7 if you are buying shares through an investment provider. Whenever you make an initial investment in the Neuberger Berman Fund or add to an existing account (except with an automatic investment), you will be sent a statement confirming your transaction. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

WHEN YOU SELL SHARES - If you bought your shares from Neuberger Berman Management, instructions for selling shares are on pages B-9 and B-10. See the section entitled INVESTMENT PROVIDERS on pages B-6 and B-7 if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. The proceeds from the shares you sold are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

      o in unusual circumstances where the law allows additional time if needed

      o if a check you wrote to buy shares hasn't cleared by the time you sell those shares

The Neuberger Berman Fund does not issue certificates for shares. If you have share certificates from prior purchases, please note that the only way to redeem share certificates is by sending in those certificates. Also, if you lose a certificate, you will be charged a fee to replace it.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.

In some cases, you will have to place your order to sell shares in writing, and you will need a signature guarantee. These cases include:

      o    when selling more than $50,000 worth of shares

      o when you want the check for the proceeds to be made out to someone other than an owner of record, or sent somewhere other than the address of record

      o when you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance

When selling shares in an account that you do not intend to close, be sure to leave at least $1,000 worth of shares in the account. Otherwise, the Neuberger Berman Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and send you any proceeds by mail.

UNCASHED CHECKS - We do not pay interest on uncashed checks from Neuberger Berman Fund distributions or the sale of Neuberger Berman Fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for replacement.

STATEMENTS AND CONFIRMATIONS - Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES - You can move money from the Neuberger Berman Fund to another NB fund through an exchange of shares, or by electing to use your cash distributions from the Neuberger Berman Fund to purchase Investor Class shares of another NB fund. There are three things to remember when making an exchange:

      o    both accounts must have the same registration

      o you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved

      o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE - Neuberger Berman Fund investors have the option of placing telephone orders, subject to certain restrictions. On non-retirement accounts, this option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you don't want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the Neuberger Berman Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by fax or express delivery.

OTHER POLICIES - Under certain circumstances, the Neuberger Berman Fund reserves the right to:

      o    suspend the offering of shares

      o    reject any exchange or investment order

      o    change, suspend, or revoke the exchange privilege

      o    suspend the telephone order privilege

      o satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

      o suspend or postpone your right to sell fund shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

      o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investor

BACKUP WITHHOLDING

When sending in your application, it's important to provide your Social Security or other taxpayer ID number. If we don't have this number, the IRS requires the Neuberger Berman Fund to withhold 31% of all money you receive from the Neuberger Berman Fund, whether from selling shares or from distributions. We are also required to withhold 31% of all money you receive from distributions if the IRS tells us that you are subject to backup withholding.

If the appropriate ID number has been applied for but is not available (such as in the case of a custodial account for a newborn), you may open the account without a number. However, we must receive the number within 60 days in order to avoid backup withholding. For information on custodial accounts, call 800-877-9700.

Signature Guarantees
--------------------

A signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

A notarized signature from a notary public is not a signature guarantee.

Investment Providers
--------------------

The Investment Class shares available in this prospectus may also be purchased through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and  policies  outlined  in this  prospectus  are set by the  Neuberger
Berman Fund and by Neuberger Berman Management. However, if you use an investment provider, most of the information you'll need for managing your investment will come from that provider. This includes information on how to buy and sell shares, investor services, and additional policies.

If you use an investment provider, you must contact that provider to buy or sell shares of the Neuberger Berman Fund described in this prospectus.

Most investment providers allow you to take advantage of the NB fund exchange program, which is designed for moving money from one NB fund to another through an exchange of shares. See page B-5 for more information.

BUYING SHARES

Method                       Things to know

--------------------------------------------------------------------------------
Sending us a check           Your first investment must be at least $1,000

                             Additional investments can be as little as $100

                             We  cannot  accept  cash,  money  orders,   starter
                             checks, or travelers checks

                             You will be responsible for any losses or fees resulting from a bad check; if necessary, we may sell other shares belonging to you in order to cover these losses

                             All checks must be made out to "Neuberger Berman Funds;" we cannot accept checks made out to you or other parties and signed over to us

--------------------------------------------------------------------------------
Wiring money                 All wires must be for at least $1,000
--------------------------------------------------------------------------------
Exchanging from              All exchanges must be for at least $1,000
another fund
                             Both accounts involved must be registered in the same name, address and tax ID number

                             An exchange  order  cannot be  cancelled or changed
                             once it has been placed
--------------------------------------------------------------------------------
By telephone                 We  do  not  accept   phone   orders  for  a  first
                             investment

                             Additional investments must be for at least $1,000
--------------------------------------------------------------------------------

                             Shares will be purchase at the time we receive your money

                             Not available on retirement accounts
--------------------------------------------------------------------------------
Setting up systematic        All investments must be at least $100
investments


Instructions
--------------------------------------------------------------------------------
Fill out the application and enclose your check

If regular first-class mail, address to:
NEUBERGER BERMAN FUNDS
BOSTON SERVICE CENTER
P.O. BOX 8403
BOSTON, MA  02266-8403

If express delivery, registered mail, or certified mail, send to:
NEUBERGER BERMAN FUNDS
C/O STATE STREET BANK AND TRUST COMPANY
66 BROOKS DRIVE
BRAINTREE, MA  02184-3839
--------------------------------------------------------------------------------
Before wiring any money, call 800-877-9700 for an order confirmation

Have your financial institution send your wire to State Street Bank and Trust Company

Include your name, the fund name, your account number and other information as requested
--------------------------------------------------------------------------------
Call 800-877-9700 to place your order

To place an order using FUNDFONE(R), call 800-335-9366
--------------------------------------------------------------------------------
Call 800-877-9700 to notify us of your purchase

Immediately follow up with a wire or electronic transfer

To add shares to an existing account using FUNDFONE(R), call 800-335-9366
--------------------------------------------------------------------------------
Call 800-877-9700 for instructions


Retirement Plans
----------------

We offer investors a number of tax-advantaged plans for retirement saving:

TRADITIONAL IRAS allow money to grow tax-deferred until you take it out at retirement. Contributions are deductible for some investors, but even when they're not, an IRA can be beneficial.

ROTH IRAS offer tax-free growth like a traditional IRA, but instead of tax-deductible contributions, the withdrawals are tax-free for investors who meet certain requirements.

Also available: SEP-IRA, SIMPLE, Keogh, and other types of plans. Consult your tax professional to find out which types of plans may be beneficial for you, then call 800-877-9700 for information on any Neuberger Berman retirement plan.

SELLING SHARES

Method                       Things to know
--------------------------------------------------------------------------------
Sending us a letter          Unless  you tell us  otherwise,  we will  mail your
                             proceeds by check to the address of record, payable to the registered owner(s)

                             If you have designated a bank account on your application, you can request that we wire the proceeds to this account; if the total balance in all of your Neuberger Berman fund accounts is less than $200,000, you will be charged an $8.00 fee

                             You can also request that we send the proceeds to your designated bank account by electronic transfer without fee

                             You may need a signature guarantee
--------------------------------------------------------------------------------
Sending us a fax             For amounts of up to $50,000

                             Not  available  if you have  changed the address on
                             the account by phone, fax, or postal address change
                             in the past 15 days
--------------------------------------------------------------------------------
Calling in your order        All  phone  orders  to sell  shares  must be for at
                             least $1,000, unless you are closing out an account

                             Not available if you have declined the phone option or are selling shares in a retirement account

                             Not available if you have changed the address on the account by phone, fax, or postal address change in the past 15 days
--------------------------------------------------------------------------------

Method                       Things to know
--------------------------------------------------------------------------------
Exchanging into another      All exchanges must be for at least $1,000
fund
                             Both accounts involved must be registered in the same name, address and tax ID number

                             An exchange  order  cannot be  cancelled or changed
                             once it has been placed
--------------------------------------------------------------------------------
Setting up systematic        For  accounts  with at least $5,000 worth of shares
withdrawals                  in them

                             Withdrawals must be at least $100
--------------------------------------------------------------------------------
Redemption fee               There is no  redemption  fee for  Neuberger  Berman
                             Fund shares.


Instructions
--------------------------------------------------------------------------------
Send us a letter requesting us to sell shares signed by all registered owners; include your name, account number, the fund name, the dollar amount or number of shares you want to sell, and any other instructions

If regular first-class mail, address to:
NEUBERGER BERMAN FUNDS
BOSTON SERVICE CENTER
P.O. BOX 8403
BOSTON, MA  02266-8403

If express delivery, registered mail, or certified mail, send to:
NEUBERGER BERMAN FUNDS
C/O STATE STREET BANK AND TRUST COMPANY
66 BROOKS DRIVE
BRAINTREE, MA  02184-3839
--------------------------------------------------------------------------------
Write a request to sell shares as described above

Call 800-877-9700 to obtain the correct fax number
--------------------------------------------------------------------------------
Call 800-877-9700 to place your order

Give your name, account number, the fund name, the dollar amount or number of shares you want to sell, and any other instructions

To place an order using FUNDFONE(R), call 800-335-9366
--------------------------------------------------------------------------------
Call 800-877-9700 to place your order
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
To place an order using FUNDFONE(R), call 800-335-9366
--------------------------------------------------------------------------------
See page 78 or call 800-877-9700 for more information

Investors with Internet access can enjoy many valuable and time-saving features by visiting us on the World Wide Web at WWW.NB.COM.

The site offers complete information on all NB funds, current performance data, and an Investment Education Center with interactive worksheets for college and retirement planning. Also available are relevant news items, tax information, portfolio manager interviews, and related articles.

As a Neuberger Berman Fund shareholder, you can use the web site to access account information and even make secure transactions - 24 hours a day.

REDEMPTION FEE

There is no redemption fee for Neuberger Berman Fund shares. If, however, you buy and then sell shares of Neuberger Berman International and Neuberger Berman Technology Funds or exchange them for shares of another fund in 180 days or less of purchase, you will be charged a 2.00% fee on the current net asset value of the shares sold or exchanged. For International Fund, this fee will be applied only to those shares purchased on or after September 11, 2000. The fee is paid to the NB funds to offset costs associated with short-term trading, such as portfolio transaction and administrative costs.

Neuberger Berman Management uses a "first-in, first-out" method to determine how long you have held your NB fund shares. This means that if you bought shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

We will not impose the redemption fee on a redemption or an exchange of:

      o shares acquired by reinvestment of dividends or other distribution of the funds;

      o    shares held in an account of certain qualified retirement plans; or

      o shares purchased through other investment providers, IF the provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading.

Shareholders purchasing through an investment provider should contact that provider to determine whether it imposes a redemption fee or has such a policy in place.

FUND STRUCTURE

The Neuberger Berman Fund uses a "multiple class" structure. The Neuberger Berman Fund offers one class of shares. This prospectus/proxy statement relates solely to the Neuberger Berman Fund Investor Class shares.

Conversion to the Euro
----------------------

Like other mutual funds, the NB funds could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with Euro issues and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies in the NB funds' portfolios will be affected by this issue.

At the same time, it is impossible to know whether the ongoing conversion, which could disrupt fund operations and investments if problems arise, has been adequately addressed until the conversion is completed.

                                   APPENDIX C

                       ARRANGEMENTS WITH SERVICE PROVIDERS

FASCIANO FUND

         The investment adviser to the Fasciano Fund is Fasciano Company, Inc., 190 S. LaSalle Street, Suite 2800 Chicago, Il 60603 ("Fasciano Company").
Pursuant to an investment advisory agreement with the Fasciano Fund, the Fasciano Company furnishes continuing investment supervision and is responsible for overall management of the Fasciano Fund's business affairs. The Fasciano Company also furnishes office space, equipment, and personnel to the Fasciano Fund and assumes the expenses of printing and distributing the Fasciano Fund's prospectus and reports to prospective investors. The Fasciano Fund pays all of its own expenses (except those the Fasciano Company specifically assumes) including but not limited to printing and postage charges; securities registration, custodian and transfer agency fees; accounting service fees and audit and legal fees.

         For its services, the Fasciano Company receives a monthly fee at an annual rate of 1.0% of the average daily net asset value of the Fasciano Fund. The advisory agreement provides that the Fasciano Company will reimburse the Fasciano Fund to the extent that its total annual operating expenses exceed 2.0%, exclusive of (i) taxes, (ii) interest charges, (iii) litigation and other extraordinary expenses, and (iv) brokers' commissions and other charges relating to the purchase and sale of the Fasciano Fund's portfolio securities.

         Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53201 ("Firstar") provides administrative services to the Fasciano Fund. Under the administration servicing agreement, Firstar has contracted to provide the following services: (1) compile data for and prepare timely notices to the SEC required pursuant to Rule 24f-2 under the 1940 Act and semi-annual reports to the SEC and current shareholders; (2) coordinate execution and filing of all federal and state tax returns and required tax filings other than those required to be made by the Fasciano Fund's custodian and transfer agent; (3) prepare compliance filings and Blue Sky registrations pursuant to state securities laws with the advice of the Fasciano Fund's counsel; (4) assist with preparation of annual and semi-annual reports and registration statements for the Fasciano Fund; (5) monitor the Fasciano Fund's expense accruals and cause all appropriate expenses to be paid on proper authorization from the Fasciano Fund; (6) monitor the Fasciano Fund's status as a regulated investment company under Subchapter M;
(7) maintain the Fasciano Fund's fidelity bond as required by the Investment Company Act of 1940 ("1940 Act"); and (8) monitor compliance with the policies and limitations of the Fasciano Fund as set forth in the Fasciano Fund's prospectus, SAI, by-laws and articles of incorporation.

         The Fasciano Fund pays Firstar a monthly fee at the annual rate of 0.06% of the Fasciano Fund's average daily net assets up to $200 million, 0.05% of the next $500 million of average daily net assets, and 0.03% of average daily net assets in excess of $700 million, subject to the minimum annual fees described herein.

         Firstar Bank-Milwaukee, P.O. Box 701, Milwaukee, Wisconsin 53201, acts as custodian of the securities and other assets of the Fasciano Fund. As custodian, it is responsible for, among other things, safeguarding and controlling the Fasciano Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fasciano Fund's investments.

         Firstar also serves as transfer agent and dividend disbursing agent for the Fasciano Fund under a shareholder servicing agent agreement. As transfer and dividend disbursing agent, Firstar has agreed to: (1) issue and redeem shares of the Fasciano Fund; (2) make dividend and other distributions to shareholders of the Fasciano Fund; (3) respond to correspondence from Fasciano Fund shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Fasciano Fund.

         The Fasciano Fund has no principal underwriter or distributor. Shares are self-distributed, i.e., distributed directly by the Fasciano Fund.

NEUBERGER BERMAN FUND

         The investment manager to the Neuberger Berman Fund will be Neuberger Berman Management Inc., 605 Third Avenue, 2nd Floor, New York NY 10158-0180 ("NBMI"), a wholly-owned subsidiary of Neuberger Berman, Inc., pursuant to a management agreement with the Trust on behalf of the Neuberger Berman Fund ("Management Agreement"). The Management Agreement will provide, in substance, that NBMI will make and implement investment decisions for the Neuberger Berman Fund in its discretion and will continuously develop an investment program for the Neuberger Berman Fund's assets. NBMI will be permitted to effect securities transactions on behalf of the Neuberger Berman Fund through associated persons of NBMI. Pursuant to the Management Agreement, NBMI also will provide office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NBMI will pay all salaries, expenses, and fees of the officers, trustees, and employees of the Trust who are officers, directors, or employees of NBMI. The Neuberger Berman Fund will pay NBMI a management fee of 0.85% of the Neuberger Berman Fund's average daily net assets.

         Another wholly-owned subsidiary of Neuberger Berman Inc. and an affiliate of NBMI, Neuberger Berman, LLC, 605 Third Avenue, New York NY 10158-3698, will be sub-adviser to the Neuberger Berman Fund pursuant to a sub-advisory agreement ("Sub-Advisory Agreement").

         The Sub-Advisory Agreement will provide in substance that Neuberger Berman will furnish to NBMI, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NBMI expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NBMI. The Sub-Advisory Agreement provides that NBMI will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services.

         NBMI will provide facilities, services, and personnel to the Neuberger Berman Fund pursuant to an administration agreement with the Trust ("Administration Agreement"). For such administrative services, the Neuberger Berman Fund will pay NBMI a fee of 0.15% of the Neuberger Berman Fund's average daily net assets.

         Under the Administration Agreement, NBMI will also provide to the Neuberger Berman Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Neuberger Berman Fund's shareholder servicing agent. NBMI will provide the following direct shareholder services: (1) process Neuberger Berman Fund share purchase and redemption requests; (2) coordinate and implement bank-to-wire transfers in connection with Neuberger Berman Fund share purchases and redemptions; (3) execute exchange orders; (4) respond to telephone and in-person inquiries from existing shareholders; (5) deal with shareholder complaints and correspondence;
(6) assist the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities; (7) solicit and gather shareholder proxies, perform services connected with the qualification of the Neuberger Berman Fund's shares for sale in various states; and (8) furnish other services the parties agree from time to time should be provided under the Administration Agreement.

         From time to time, NBMI or the Neuberger Berman Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Neuberger Berman Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

         State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, ("State Street") will serve as the Neuberger Berman Fund's custodian, transfer agent and shareholder servicing agent. As such, State Street will, among other things, safeguard the Neuberger Berman Fund's assets, receive purchase orders and redemption requests, maintain shareholder accounts, execute transactions with broker-dealers authorized by the Neuberger Berman Fund, prepare and transmit payments for dividends and record the issuance of shares of the Neuberger Berman Fund.

         NBMI will serve as the distributor ("Distributor") in connection with the offering of the Neuberger Berman Fund shares. Neuberger Berman Investor Class shares will be offered on a no-load basis. The Distributor is the Neuberger Berman Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, will act as agent in arranging for the sale of the Neuberger Berman Fund's Investor Class shares without sales commission or other compensation and will bear all advertising and promotion expenses incurred in the sale of those shares. The Distributor will agree: (1) to sell shares of the Neuberger Berman Fund only at net asset value ("NAV"); (2) that the Neuberger Berman Fund shall receive 100% of such NAV; and (3) to enter into agreements with dealers selected by the Distributor, providing for the sale to such dealers and resale by such dealers of Neuberger Berman Fund shares at their NAV.

--------------------------------------------------------------------------------



                         NEUBERGER BERMAN FASCIANO FUND
                                605 Third Avenue
                               New York, NY 10158

          To acquire substantially all of the assets and liabilities of


                               FASCIANO FUND, INC.
                              190 S. LaSalle Street
                                   Suite 2800
                             Chicago, Illinois 60603


                       STATEMENT OF ADDITIONAL INFORMATION
            (Special Meeting of Stockholders of Fasciano Fund, Inc.)

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus/Proxy Statement dated ___________, 2000 for the Special Meeting of Stockholders of Fasciano Fund, Inc. (the "Fasciano Fund") to be held on ________, 200_. Copies of the Prospectus/Proxy Statement may be obtained without charge by calling the Fund at 1-800-____________. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

         Further information about the Fasciano Fund is contained in the Fasciano Fund's Statement of Additional Information ("SAI") dated November 1, 2000, which is incorporated herein by reference (so it is legally considered a part of this SAI). The audited financial statements and related independent public accountant's report for the Fasciano Fund contained in the Annual Report for the fiscal year ended June 30, 2000 are also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

         The date of this Statement of Additional Information is _________ __, 2000.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

INVESTMENT INFORMATION.........................................................2

     Investment Policies and Limitations.......................................2

     Investment Insight........................................................4

     Investment Program........................................................5

     Additional Investment Information.........................................6

PERFORMANCE INFORMATION.......................................................20

CERTAIN RISK CONSIDERATIONS...................................................20

TRUSTEES AND OFFICERS.........................................................20

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................28

     Investment Manager and Administrator.....................................28

     Management and Administration Fees.......................................29

     Sub-Adviser..............................................................30

     Investment Companies Managed.............................................30

     Codes of Ethics..........................................................32

     Management and Control of NB Management and Neuberger Berman.............32

DISTRIBUTION ARRANGEMENTS.....................................................33

ADDITIONAL PURCHASE INFORMATION...............................................33

     Share Prices and Net Asset Value.........................................34

ADDITIONAL REDEMPTION INFORMATION.............................................38

     Suspension of Redemptions................................................38

     Redemptions in Kind......................................................38

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................38

ADDITIONAL TAX INFORMATION....................................................38

     Taxation of the Fund.....................................................39

     Taxation of the Fund's Shareholders......................................42

PORTFOLIO TRANSACTIONS........................................................42

     Portfolio Turnover.......................................................45

REPORTS TO SHAREHOLDERS.......................................................46

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................46

CUSTODIAN AND TRANSFER AGENT..................................................47

INDEPENDENT AUDITORS..........................................................47

LEGAL COUNSEL.................................................................47

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................47

FINANCIAL STATEMENTS..........................................................48

APPENDIX A: RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER..................A-1

                               GENERAL INFORMATION

         The stockholders of the Fasciano Fund, are being asked to approve or disapprove the Agreement and Plan of Reorganization dated as of _______, 2000 (the "Plan of Reorganization"), between Neuberger Berman Equity Funds ("Trust") and the Fasciano Fund and the transactions contemplated thereby. The Plan of Reorganization contemplates the transfer of the Fasciano Fund's assets to, and the assumption of the Fasciano Fund's liabilities by, the Neuberger Berman Fasciano Fund ("Neuberger Berman Fund"), a newly created series of Neuberger Berman Equity Funds, in exchange for full and fractional shares of the Neuberger Berman Fund (the "Conversion"). The Neuberger Berman Fund shares received by the Fasciano Fund will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Fasciano Fund that are outstanding at the Closing Date (as defined in the Plan of Reorganization).

         Following the exchange, the Fasciano Fund will make a liquidating distribution of the Neuberger Berman Fund shares to its stockholders. Each stockholder owning shares of the Fasciano Fund at the Closing Date will receive shares of the Neuberger Berman Fund of equal value, plus the right to receive any unpaid dividends and distributions that were declared before the Closing Date on shares in the Fasciano Fund. The Fasciano Fund will then dissolve.

         The Special Meeting of Stockholders of the Fasciano Fund to consider the Plan of Reorganization and the related transactions will be held at ____ _.m., Eastern Time, on ________, 200_, at ________________. For further information about the transaction, see the Prospectus/Proxy Statement.

                             INVESTMENT INFORMATION

         The Neuberger Berman Fund is a separate operating series of the Trust, a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

         The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Neuberger Berman Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of the Neuberger Berman Fund are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Trustees") without shareholder approval. The fundamental investment policies and limitations of the Neuberger Berman Fund may not be changed without the approval of the lesser of:

         (1) 67% of the total units of beneficial interest ("shares") of the Neuberger Berman Fund represented at a meeting at which more than 50% of the outstanding Neuberger Berman Fund shares are represented or

         (2)      a majority of the  outstanding  shares of the Neuberger Berman
Fund.

         These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote."

INVESTMENT POLICIES AND LIMITATIONS

         Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Neuberger Berman Fund.

         The  Neuberger  Berman  Fund's  fundamental   investment  policies  and
limitations are as follows:

         1. BORROWING. The Neuberger Berman Fund may not borrow money, except that it may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Neuberger Berman Fund's total assets, it will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

         2. COMMODITIES. The Neuberger Berman Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Neuberger Berman Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

         3. DIVERSIFICATION. The Neuberger Berman Fund may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities issued by other registered investment companies) if, as a result, (i) more than 5% of the value of the Neuberger Berman Fund's total assets would be invested in the securities of that issuer or (ii) the Neuberger Berman Fund would hold more than 10% of the outstanding voting securities of that issuer.

         4. INDUSTRY CONCENTRATION. The Neuberger Berman Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         5. LENDING. The Neuberger Berman Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of an issue of debt securities or (ii) by engaging in repurchase agreements.

         6. REAL ESTATE. The Neuberger Berman Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Neuberger Berman Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

         7. SENIOR SECURITIES. The Neuberger Berman Fund may not issue senior securities, except as permitted under the 1940 Act.

         8. UNDERWRITING. The Neuberger Berman Fund may not underwrite securities of other issuers, except to the extent that the Neuberger Berman Fund, in disposing of its own securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

         For purposes of the limitation on commodities, the Neuberger Berman Fund does not consider foreign currencies or forward contracts to be physical commodities.

         The Neuberger Berman Fund has the following fundamental investment policy:

                  Notwithstanding any other investment policy of the Neuberger Berman Fund, the Neuberger Berman Fund may invest all of its net investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Neuberger Berman Fund.

         The following investment policies and limitations are non-fundamental:

         1.       BORROWING.  The  Neuberger  Berman  Fund   ay   not   purchase
securities  if  outstanding   borrowings,   including  any  reverse   repurchase
agreements, exceed 5% of its total assets.

         2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Neuberger Berman Fund may not make any loans other than securities loans.

         3. MARGIN TRANSACTIONS. The Neuberger Berman Fund may not purchase securities on margin from brokers or other lenders, except that the Neuberger Berman Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

         4. FOREIGN SECURITIES. The Neuberger Berman Fund may not invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

         5. ILLIQUID SECURITIES. The Neuberger Berman Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Neuberger Berman Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

         Although the Neuberger Berman Fund does not have policies limiting its investment in warrants, the Neuberger Berman Fund does not currently intend to invest in warrants unless acquired in units or attached to securities.

         CASH MANAGEMENT AND TEMPORARY DEFENSIVE POSITIONS. For temporary defensive purposes, or to manage cash pending investment or payout, the Neuberger Berman Fund may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

         Pursuant to an exemptive order received from the U.S. Securities and Exchange Commission, the Neuberger Berman Fund also may invest up to 25% of its total assets in shares of a money market fund managed by Neuberger Berman Management Inc. ("NB Management"), to manage uninvested cash and cash collateral received in connection with securities lending.

INVESTMENT INSIGHT

         Neuberger Berman's commitment to its asset management approach is reflected in the more than $125 million the organization's employees and their families invested in the Neuberger Berman mutual funds.

         In advertisements, the Neuberger Berman Fund's allocation to a particular market sector(s) may be discussed as a way to demonstrate how the Neuberger Berman Fund manager uncovers stocks that he perceives to fit the Neuberger Berman Fund's investment parameters. These discussions may include references to current or former holdings of the Neuberger Berman Fund.

INVESTMENT PROGRAM

         The primary investment objective of the Neuberger Berman Fund is long-term capital growth. The manager also may consider a company's potential for current income prior to selecting it for the Neuberger Berman Fund.

         To pursue this goal, the Neuberger Berman Fund invests primarily in the common stocks of smaller companies with market capitalizations of less than $1.5 billion (at the time the Neuberger Berman Fund first invests in them). These include securities having common stock characteristics, such as securities convertible into common stocks, and rights and warrants to purchase common stocks. (The Neuberger Berman Fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion.) The manager looks for companies with:

o strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon, and

o stock prices that the market has under-valued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon.

         In choosing companies that the manager believes are likely to achieve the Neuberger Berman Fund's objective, the manager considers the company's ability to sustain long-term rates of earnings growth, as well as overall business qualities. These qualities include the company's profitability and cash flow, financial condition, insider ownership, and stock valuation. In selecting companies that the manager believes may have greater potential to appreciate in price, the manager will invest the Neuberger Berman Fund in smaller companies that are under-followed. However, the Neuberger Berman Fund may hold the stocks of small companies that grow into medium-size companies and may invest in larger companies that the manager believes present attractive opportunities for long-term growth.

         The Neuberger Berman Fund invests in companies on a long-term basis and emphasizes long-term investment performance. From time to time, however, the Neuberger Berman Fund may invest on a short-term basis or may sell within a few months securities that it originally had intended to be a long-term investment if the security no longer meets the quality or valuation requirements of the Neuberger Berman Fund.

         The manager generally does not attempt to invest the Neuberger Berman Fund based on a market timing strategy. Rather, the manager will invest in a company when the manager believes the company meets the Neuberger Berman Fund's requirements for long-term earnings growth prospects and price appreciation potential.

         The Neuberger Berman Fund generally seeks to be fully invested in common stocks. However, at times, the manager may invest a large portion of the Neuberger Berman Fund's assets in cash if the manager is unable to locate and invest in a sufficient number of companies that meet the Neuberger Berman Fund's quality and valuation requirements.

ADDITIONAL INVESTMENT INFORMATION

         The Neuberger Berman Fund may make the following investments, among others, some of which are part of the Neuberger Berman Fund's principal investment strategies and some of which are not. The principal risks of the Neuberger Berman Fund's principal strategies are disclosed in the Prospectus. It may not buy all of the types of securities or use all of the investment techniques that are described.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for the Neuberger Berman Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Neuberger Berman Fund may be subject to legal restrictions which could be costly to it. [THE NEUBERGER BERMAN FUND DOES NOT EXPECT TO INVEST IN ILLIQUID SECURITIES DURING THE NEXT FISCAL YEAR.]

         POLICIES AND LIMITATIONS. The Neuberger Berman Fund may invest up to [15%] of its net assets in illiquid securities.

         REPURCHASE AGREEMENTS. In a repurchase agreement, the Neuberger Berman Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Neuberger Berman Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

         POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. The Neuberger Berman Fund may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Neuberger Berman Fund may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Neuberger Berman Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Neuberger Berman Fund's account by its custodian or a bank acting as the Neuberger Berman Fund's agent.

         SECURITIES LOANS. The Neuberger Berman Fund may lend securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least

100% of the market value of the loaned securities, is continuously maintained by the borrower with the Neuberger Berman Fund. The Neuberger Berman Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Neuberger Berman Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Neuberger Berman Fund or the borrower. The Neuberger Berman Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Neuberger Berman Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of Neuberger Berman Fund securities involve some risk of loss of rights in the collateral should the borrower fail financially.

         POLICIES AND LIMITATIONS. The Neuberger Berman Fund may lend its securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Neuberger Berman Fund by depositing collateral in a form determined to be satisfactory by the Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily.

         RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Neuberger Berman Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Neuberger Berman Fund qualify under Rule 144A and an institutional market develops for those securities, the Neuberger Berman Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Neuberger Berman Fund's illiquidity. NB Management, acting under guidelines established by the Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

         Where registration is required, the Neuberger Berman Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Neuberger Berman Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Neuberger Berman Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Trustees believe accurately reflects fair value.

         POLICIES  AND  LIMITATIONS.   To  the  extent  restricted   securities,
including Rule 144A securities, are illiquid, purchases thereof will be subject to the Neuberger Berman Fund's 15% limit on investments in illiquid securities.

         REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Neuberger Berman Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Neuberger Berman Fund.

         POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of the Neuberger Berman Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Neuberger Berman Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Neuberger Berman Fund's obligations under the agreement.

         FOREIGN SECURITIES. The Neuberger Berman Fund may invest in U.S. dollar-denominated securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. Foreign issuers are issuers organized and doing business principally outside the U.S. and include banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

         The Neuberger Berman Fund also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks,
(3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates, and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Neuberger Berman Fund endeavors to achieve the most favorable net results on its transactions.

         Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

         Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Neuberger Berman Fund are uninvested and no return is earned thereon. The inability of the Neuberger Berman Fund to make intended security purchases due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of Neuberger Berman Fund securities due to settlement problems could result in losses to the Neuberger Berman Fund due to subsequent declines in value of the securities or, if the Neuberger Berman Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

         Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

         The Neuberger  Berman Fund may invest in American  Depositary  Receipts
(ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs may not reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

         POLICIES AND LIMITATIONS. In order to limit the risks inherent in investing in foreign currency denominated securities, the Neuberger Berman Fund may not purchase foreign currency denominated securities if, as a result, more than 20% of its total assets (taken at market value) would be invested in such securities. Within those limitations, however, the Neuberger Berman Fund is not restricted in the amount it may invest in securities denominated in any one foreign currency.

         Investments in securities of foreign issuers are subject to the Neuberger Berman Fund's quality standards. The Neuberger Berman Fund may invest only in securities of issuers in countries whose governments are considered stable by NB Management.

         FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND INDICES,
                    FORWARD CONTRACTS, AND OPTIONS ON FOREIGN
               CURRENCIES (COLLECTIVELY, "FINANCIAL INSTRUMENTS")

         FUTURES CONTRACTS AND OPTIONS THEREON. The Neuberger Berman Fund may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits the Neuberger Berman Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Neuberger Berman Fund views investment in (i) interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the portfolio.

         For purposes of managing cash flow, the Neuberger Berman Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon, to increase its exposure to the performance of a recognized securities index, such as the S&P 500 Index.

         A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

         U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

         Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by the Neuberger Berman Fund will usually be liquidated in this manner, the Neuberger Berman Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

         "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Neuberger Berman Fund with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Neuberger Berman Fund's futures positions. The margin deposit made by the Neuberger Berman Fund when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Neuberger Berman Fund will be required to make an additional margin deposit
("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Neuberger Berman Fund. In computing its NAV, the Neuberger Berman Fund marks to market the value of its open futures positions. The Neuberger Berman Fund also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Neuberger Berman Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

         Although the Neuberger Berman Fund believes that the use of futures contracts will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Neuberger Berman Fund's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Neuberger Berman Fund's futures position and the securities held by or to be purchased for the Neuberger Berman Fund. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

         Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by a Fund, it could (depending on the size of the position) have an adverse impact on the NAV of the Fund.

         POLICIES AND LIMITATIONS. The Neuberger Berman Fund may purchase and sell futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. The Neuberger Berman Fund does not engage in transactions in futures and options on futures for speculation.

         The Neuberger Berman Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the managers may use such futures and options to increase the funds' exposure to the performance of a recognized securities index, such as the S&P 500 Index.

         CALL OPTIONS ON SECURITIES. The Neuberger Berman Fund may write covered call options and may purchase call options on securities. The purpose of writing call options is to hedge (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Neuberger Berman Fund on its NAV) or to earn premium income. Portfolio securities on which call options may be written and purchased by the Neuberger Berman Fund are purchased solely on the basis of investment considerations consistent with the Neuberger Berman Fund's investment objective.

         When the Neuberger Berman Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Neuberger Berman Fund receives a premium for writing the call option. So long as the obligation of the call option continues, the Neuberger Berman Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Neuberger Berman Fund may be obligated to deliver securities underlying an option at less than the market price.

         The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Neuberger Berman Fund's total return. When writing a covered call option, the Neuberger Berman Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

         If a call option that the Neuberger Berman Fund has written expires unexercised, the Neuberger Berman Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Neuberger Berman Fund will realize a gain or loss from the sale of the underlying security.

         When the Neuberger Berman Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

         POLICIES AND LIMITATIONS. The Neuberger Berman Fund may write covered call options and may purchase call options on securities. The Neuberger Berman Fund may also write covered call options and may purchase call options in related closing transactions. The Neuberger Berman Fund writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Neuberger Berman Fund will not do).

         The Neuberger Berman Fund would purchase a call option to offset a previously written call option. The Neuberger Berman Fund also may purchase a call option to protect against an increase in the price of the securities it intends to purchase.

         PUT OPTIONS ON SECURITIES. The Neuberger Berman Fund may write and purchase put options on securities. The Neuberger Berman Fund will receive a premium for writing a put option, which obligates the Neuberger Berman Fund to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Neuberger Berman Fund may be obligated to purchase the underlying security at more than its current value.

         When the Neuberger Berman Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Neuberger Berman Fund would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

         Portfolio securities on which put options may be written and purchased by the Neuberger Berman Fund are purchased solely on the basis of investment considerations consistent with the Neuberger Berman Fund's investment objective. When writing a put option, the Neuberger Berman Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Neuberger Berman Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

         POLICIES AND LIMITATIONS. The Neuberger Berman Fund generally writes and purchases put options on securities for hedging purposes (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Neuberger Berman Fund on its NAV).

         GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The obligation under any option written by the Neuberger Berman Fund terminates upon expiration of the option or, at an earlier time, when the Neuberger Berman Fund offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Neuberger Berman

Fund and is never exercised or closed out, the Neuberger Berman Fund will lose the entire amount of the premium paid.

         Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Neuberger Berman Fund and a counter-party, with no clearing organization guarantee. Thus, when the Neuberger Berman Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Neuberger Berman Fund originally sold (or purchased) the option. There can be no assurance that the Neuberger Berman Fund would be able to liquidate an OTC option at any time prior to expiration. Unless the Neuberger Berman Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Neuberger Berman Fund may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which the Neuberger Berman Fund may engage in OTC options transactions.

         The premium received (or paid) by the Neuberger Berman Fund when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Neuberger Berman Fund for writing an option is recorded as a liability on the Neuberger Berman Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

         Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Neuberger Berman Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Neuberger Berman Fund will be able to effect closing transactions at favorable prices. If the Neuberger Berman Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

         The Neuberger Berman Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Neuberger Berman Fund; however, the Neuberger Berman Fund could be in a less advantageous position than if it had not written the call option.

         The Neuberger Berman Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, the Neuberger Berman Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

         POLICIES AND LIMITATIONS. The Neuberger Berman Fund may use American-style options. The assets used as cover (or held in a segregated account) for OTC options written by the Neuberger Berman Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Neuberger Berman Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         PUT AND CALL OPTIONS ON SECURITIES INDICES. For purposes of managing cash flow, the Neuberger Berman Fund may purchase put and call options on securities indices to increase its exposure to the performance of a recognized securities index, such as the S&P 500 Index.

         Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

         The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Neuberger Berman Fund will not exactly match the composition of the securities indices on which options are available.

         Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

         POLICIES AND LIMITATIONS. For purposes of managing cash flow, the Neuberger Berman Fund may purchase put and call options on securities indices to increase the Neuberger Berman Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index. All securities index options purchased by the Neuberger Berman Fund will be listed and traded on an exchange.

         FOREIGN CURRENCY TRANSACTIONS. The Neuberger Berman Fund may enter into contracts for the purchase or sale of a specific currency at a future date
(usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Neuberger Berman Fund also may engage in foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         The Neuberger Berman Fund enters into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Neuberger Berman Fund does not engage in transactions in forward contracts for speculation; it views investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Neuberger Berman Fund or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

         Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

         At the consummation of a forward contract to sell currency, the Neuberger Berman Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Neuberger Berman Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of Neuberger Berman Fund securities denominated in such currency or through conversion of other assets of the Neuberger Berman Fund into such currency. If the Neuberger Berman Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

         NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

         However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and if NB Management is incorrect in its judgment of future exchange rate relationships, the Neuberger Berman Fund could be in a less advantageous position than if such a hedge had not been established. If the Neuberger Berman Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of the Neuberger Berman Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Neuberger Berman Fund may experience delays in the settlement of its foreign currency transactions.

         POLICIES AND LIMITATIONS. The Neuberger Berman Fund may enter into forward contracts for the purpose of hedging and not for speculation.

         COVER FOR HEDGING INSTRUMENTS. Securities held in a segregated account cannot be sold while the forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Neuberger Berman Fund's assets could impede fund management or the Neuberger Berman Fund's ability to meet current obligations. The Neuberger Berman Fund may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid forward position; this inability may result in a loss to the Neuberger Berman Fund.

         POLICIES AND LIMITATIONS. The Neuberger Berman Fund will comply with SEC guidelines regarding "cover" for hedging instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

         GENERAL RISKS OF HEDGING INSTRUMENTS. The primary risks in using hedging instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Neuberger Berman Fund and the prices of hedging instruments; (2) possible lack of a liquid secondary market for hedging instruments and the resulting inability to close out hedging instruments when desired; (3) the fact that the skills needed to use hedging instruments are different from those needed to select the Neuberger Berman Fund's securities; (4) the fact that, although use of hedging instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Neuberger Berman Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Neuberger Berman Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of hedging instruments. There can be no assurance that the Neuberger Berman Fund's use of hedging instruments will be successful.

         The Neuberger Berman Fund's use of hedging instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if the Neuberger Berman Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information." Hedging instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

         POLICIES AND LIMITATIONS. NB Management intends to reduce the risk of imperfect correlation by investing only in hedging instruments whose behavior is expected to resemble or offset that of the Neuberger Berman Fund's underlying securities or currency. NB Management intends to reduce the risk that the Neuberger Berman Fund will be unable to close out hedging instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

         FIXED INCOME SECURITIES. While the emphasis of the Neuberger Berman Fund's investment program is on common stocks and other equity securities, it may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. The Neuberger Berman Fund may invest in investment grade corporate bonds and debentures. The Neuberger Berman Fund may also invest in corporate debt securities rated below investment grade.

         U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, Fannie Mae (also known as Federal National Mortgage Association), Freddie Mac (also known as Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

         "Investment grade" debt securities are those receiving one of the four highest ratings from Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

         The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Neuberger Berman Fund may rely on the ratings of any NRSRO, the Neuberger Berman Fund primarily refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

         Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which the Neuberger Berman Fund may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Neuberger Berman Fund's fixed income investments is likely to rise. Foreign debt securities are subject to risks similar to those of other foreign securities.

         Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default.

The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. NB Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to the Neuberger Berman Fund warrants exposure to the additional level of risk.

         POLICIES AND LIMITATIONS. There are no restrictions as to the ratings of debt securities the Neuberger Berman Fund may acquire or the portion of the Neuberger Berman Fund's assets that the Neuberger Berman Fund may invest in debt securities in a particular ratings category. Although the Neuberger Berman Fund does not presently intend to invest in debt securities, it may invest in convertible bonds that present a good value because they are convertible into equity securities and have an attractive yield.

         COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. The Neuberger Berman Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Trustees.

         POLICIES AND LIMITATIONS. The Neuberger Berman Fund may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality.

         CONVERTIBLE SECURITIES. The Neuberger Berman Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

         The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Neuberger Berman Fund is called for redemption, the Neuberger Berman Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Neuberger Berman Fund and its ability to achieve its investment objectives.

         POLICIES AND LIMITATIONS. Convertible debt securities are subject to the Neuberger Berman Fund's investment policies and limitations concerning fixed income securities.

         PREFERRED STOCK. The Neuberger Berman Fund may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

         OTHER INVESTMENT COMPANIES. The Neuberger Berman Fund at times may invest in instruments structured as investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index. As a shareholder in an investment company, the Neuberger Berman Fund would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's fund securities. The Neuberger Berman Fund does not intend to invest in such funds unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

         POLICIES AND LIMITATIONS. Except for investments in a money market fund managed by NB Management for cash management purposes, the Neuberger Berman Fund's investment in securities of other investment companies is limited to (i) 3% of the total voting stock of any one investment company, (iii) 5% of the Neuberger Berman Fund's total assets with respect to any one investment company and (iv) 10% of the Neuberger Berman Fund's total assets in the aggregate.

                             PERFORMANCE INFORMATION

         At the date of this SAI the Neuberger Berman Fund is new and has no performance history.

                           CERTAIN RISK CONSIDERATIONS

         Although the Neuberger Berman Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance the Neuberger Berman Fund will achieve its investment objective.

                              TRUSTEES AND OFFICERS

         The following table sets forth information concerning the trustees and officers of the Trust, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.

THE TRUST

                                 Positions Held
Name, Age, and Address (1)       With the Trust       Principal Occupation(s)(2)
-----------------------------    --------------       --------------------------

Claudia A. Brandon (43)           Secretary           Employee   of    Neuberger
                                                      Berman  since 1999;   Vice
                                                      President      of       NB
                                                      Management  from  1986  to
                                                      1999;  Secretary  of   two
                                                      other  mutual  funds   for
                                                      which NB Management   acts
                                                      as investment  manager  or
                                                      administrator.

John Cannon (70)                  Trustee             Retired.         Formerly,
531 Willow Avenue                                     Chairman      and    Chief
Ambler, PA 19002                                      Investment Officer  of CDC
                                                      Capital         Management
                                                      (registered     investment
                                                      adviser) (1993-Jan. 1999).

Faith Colish (64)                 Trustee             Attorney  at  Law,   Faith
63 Wall Street                                        Colish,   A   Professional
24th Floor                                            Corporation.
New York, NY 10005

Stacy Cooper-Shugrue (37)         Assistant           Employee   of    Neuberger
                                  Secretary           Berman     since     1999;
                                                      Assistant  Vice  President
                                                      of  NB  Management    from
                                                      1993 to  1999;   Assistant
                                                      Secretary  of   two  other
                                                      mutual funds  for which NB
                                                      Management     acts     as
                                                      investment   manager    or
                                                      administrator.

Barbara DiGiorgio (41)            Assistant           Employee       of       NB
                                  Treasurer           Management;      Assistant
                                                      Vice   President    of  NB
                                                      Management  from   1993 to
                                                      1999; Assistant  Treasurer
                                                      of two other  mutual funds
                                                      for  which NB   Management
                                                      acts    as      investment
                                                      manager or administrator.

Walter G. Ehlers (67)             Trustee             Consultant,  Director   of
6806 Suffolk Place                                    the  Turner   Corporation,
Harvey Cedars, NJ 08008                               A.B.  Chance   Company and
                                                      Crescent Jewlry, Inc.

                                 Positions Held
Name, Age, and Address (1)       With the Trust       Principal Occupation(s)(2)
-----------------------------    --------------       --------------------------

C. Anne Harvey (62)               Trustee             Director    of    American
2555 Pennsylvania Avenue, N.W.                        Association   of   Retired
Washington, DC 20037                                  Persons  ("AARP")  Program
                                                      Services               and
                                                      Administrator   of    AARP
                                                      Foundation;  The  National
                                                      Rehabilitation  Hospital's
                                                      Board    of      Advisors;
                                                      Individual       Investors
                                                      Advisory Committee  to the
                                                      New York  Stock   Exchange
                                                      Board    of     Directors;
                                                      Steering   Committee   for
                                                      the U.S.  Securities   and
                                                      Exchange  Commission Facts
                                                      on Saving  and   Investing
                                                      Campaign;   and   American
                                                      Savings          Education
                                                      Council's    Policy  Board
                                                      (ASEC).

Barry Hirsch (67)                 Trustee             Senior  Vice    President,
Loews Corporation                                     Secretary,   and   General
667 Madison Avenue                                    Council      of      Loews
7th Floor                                             Corporation   (diversified
New York, NY 10021                                    financial corporation).

Michael M. Kassen* (47)           Trustee             Executive  Vice President,
                                                      Chief  Investment  Officer
                                                      and  Director of Neuberger
                                                      Berman,    Inc.   (holding
                                                      company);  Executive  Vice
                                                      President,           Chief
                                                      Investment   Officer   and
                                                      Director       of       NB
                                                      Management ;     President
                                                      and/or   Trustee   of  two
                                                      other  mutual   funds  for
                                                      which  NB Management  acts
                                                      as  investment  manager or
                                                      administrator.

Robert A. Kavesh (72)             Trustee             Professor  of Finance  and
110 Bleecker Street                                   Economics  at Stern School
Apt. 24B                                              of   Business,   New  York
New York, NY 10012                                    University.


Howard A. Mileaf (63)             Trustee             Vice President and Special
WHX  Corporation                                      Counsel to WHX Corporation
110 East 59th Street                                  (holding   company)  since
30th  Floor                                           1992;  Director  of Kevlin
New York, NY 10022                                    Corporation  (manufacturer
                                                      of  microwave   and  other
                                                      products).

                                 Positions Held
Name, Age, and Address (1)       With the Trust       Principal Occupation(s)(2)
-----------------------------    --------------       --------------------------

Edward I. O'Brien* (71)           Trustee             Private         Investment
12 Woods Lane                                         Management;  President  of
Scarsdale, NY 10583                                   the  Securities   Industry
                                                      Association        ("SIA")
                                                      (securities     industry's
                                                      representative          in
                                                      government  relations  and
                                                      regulatory  matters at the
                                                      federal and state  levels)
                                                      from 1974 to 1992; Adviser
                                                      to SIA from  November 1992
                                                      to November 1993; Director
                                                      of Legg Mason, Inc.

John P. Rosenthal (67)            Trustee             Senior Vice  President  of
Burnham Securities Inc.                               Burnham Securities Inc. (a
Burnham Asset Management Corp.                        registered  broker-dealer)
1325 Avenue of the Americas                           since   1991;    Director,
17th Floor                                            Cancer Treatment Holdings,
New York, NY  10019                                   Inc.

William E. Rulon (67)             Trustee             Retired.    Senior    Vice
2980 Bayside Walk                                     President  of    Foodmaker
San Diego, CA 92109                                   Inc.     (operator     and
                                                      Franchiser of Restaurants)
                                                      until     January    1997;
                                                      Secretary  of   Foodmaker,
                                                      Inc. until July 1996.

Richard Russell (54)              Treasurer and       Employee of NB  Management
                                  Principal           since 1993;  Treasurer and
                                  Financial and       Principal   Financial  and
                                  Accounting          Accounting  Officer of two
                                  Officer             other   mutual  funds  for
                                                      which NB  Management  acts
                                                      as  investment  manager or
                                                      administrator.

Cornelius T. Ryan (68)            Trustee             General  Partner of Oxford
Oxford Bioscience Partners                            Partners     and    Oxford
315 Post Road West                                    Bioscience        Partners
Westport, CT  06880                                   (venture           capital
                                                      partnerships)          and
                                                      President     of    Oxford
                                                      Venture       Corporation;
                                                      Director  of Capital  Cash
                                                      Management   Trust  (money
                                                      market   fund)  and  Prime
                                                      Cash Fund

                                 Positions Held
Name, Age, and Address (1)       With the Trust       Principal Occupation(s)(2)
-----------------------------    --------------       --------------------------

Tom Decker Seip (50)              Nominee             General  Partner  of  Seip
30 Ridge Lane                                         Investments  LP (a private
Orinda, CA 94563                                      investment   partnership);
                                                      Member  of  the  Board  of
                                                      Directors    of    Offroad
                                                      Capital Inc. and E-Finance
                                                      Corporation    (pre-public
                                                      internet          commerce
                                                      companies);   Trustee   of
                                                      Hambrecht  and Quist Funds
                                                      Trust; Member of the Board
                                                      of       Directors      of
                                                      AmericaOne;         Senior
                                                      Executive  at the  Charles
                                                      Schwab   Corporation  from
                                                      1983  to  1999;  including
                                                      Chief Executive Officer of
                                                      Charles Schwab  Investment
                                                      Management,    Inc.    and
                                                      Trustee  of Schwab  Family
                                                      of   Funds   and    Schwab
                                                      investments  from  1997 to
                                                      1998;    Executive    Vice
                                                      President-Retail Brokerage
                                                      for     Charles     Schwab
                                                      Investment Management from
                                                      1994 to 1997.


Gustave H. Shubert (71)           Trustee             Senior    Fellow/Corporate
13838 Sunset Boulevard                                Advisor    and    Advisory
Pacific Palisades, CA   90272                         Trustee    of    Rand   (a
                                                      non-profit public interest
                                                      research      institution)
                                                      since    1989;    Honorary
                                                      Member  of  the  Board  of
                                                      Overseers of the Institute
                                                      for  Civil  Justice,   the
                                                      Policy Advisory  Committee
                                                      of the  Clinical  Scholars
                                                      Program at the  University
                                                      of     California,     the
                                                      American  Association  for
                                                      the     Advancement     of
                                                      Science,  the  Counsel  on
                                                      Foreign Relations, and the
                                                      Institute   for  Strategic
                                                      Studies (London);  advisor
                                                      to the Program  Evaluation
                                                      and  Methodology  Division
                                                      of   the   U.S.    General
                                                      Accounting         Office;
                                                      formerly    Senior    Vice
                                                      President  and  Trustee of
                                                      Rand.

                                 Positions Held
Name, Age, and Address (1)       With the Trust       Principal Occupation(s)(2)
-----------------------------    --------------       --------------------------

Candace L. Straight (52)          Trustee             Private    investor    and
518 Passaic Avenue                                    consultant specializing in
Bloomfield, NJ 07003                                  the  insurance   industry;
                                                      Advisory    Director    of
                                                      Securities  Capital LLC (a
                                                      global    private   equity
                                                      investment  firm dedicated
                                                      to making  investments  in
                                                      the   insurance   sector);
                                                      Principal    of   Head   &
                                                      Company,    LLC   (limited
                                                      liability          company
                                                      providing       investment
                                                      banking   and   consulting
                                                      services to the  insurance
                                                      industry)    until   March
                                                      1996;  Director  of  Drake
                                                      Holdings    (U.K.    motor
                                                      insurer) until June 1996.

Daniel J. Sullivan (60)           Vice President      Senior Vice  President  of
                                                      NB Management  since 1992;
                                                      Vice   President   of  two
                                                      other   mutual  funds  for
                                                      which NB  Management  acts
                                                      as  investment  manager or
                                                      administrator.

Peter E. Sundman* (40)            Chairman of the     Chairman   of  the  Board,
                                  Board, Chief        Chief  Executive  Officer,
                                  Executive           and  Trustee of the Trust,
                                  Officer and         Neuberger   Berman  Income
                                  Trustee             Funds     and     Advisers
                                                      Managers    Trust   (since
                                                      2000).    Executive   Vice
                                                      President and Principal of
                                                      Neuberger Berman, LLC from
                                                      1997  to  1999;  President
                                                      and    Director    of   NB
                                                      Management; Executive Vice
                                                      President  and Director of
                                                      Neuberger Berman Inc.

Peter P. Trapp (55)               Trustee             Regional    Manager    for
Ford Motor Credit Company                             Atlanta Region, Ford Motor
1455 Lincoln Parkway                                  Credit    Company    since
Atlanta, GA 30346-2209                                August,     1997;    prior
                                                      thereto,  President,  Ford
                                                      Life  Insurance   Company,
                                                      April  1995  until  August
                                                      1997.

Celeste Wischerth (39)            Assistant           Employee of NB Management;
                                  Treasurer           Assistant  Treasurer since
                                                      1996 of two  other  mutual
                                                      funds    for    which   NB
                                                      Management     acts     as
                                                      investment    manager   or
                                                      administrator.


--------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Kassen are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Managing Directors of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Neuberger Berman Fund and other funds for which NB Management serves as investment manager.

         The Trust's Trust Instrument and Declaration of Trust provide that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

         The following table sets forth information concerning the compensation of the trustees of the Trust. Neuberger Berman Equity Funds does not have any retirement plan for its trustees.

                              TABLE OF COMPENSATION

                          FOR FISCAL YEAR ENDED 8/31/00


                                                              TOTAL COMPENSATION
                                                               FROM INVESTMENT
                                                               IN THE COMPANIES
                                            AGGREGATE         NEUBERGER BERMAN
                                          COMPENSATION          FUND COMPLEX
NAME AND POSITION WITH THE TRUST         FROM THE TRUST       PAID TO TRUSTEES


John Cannon                                    $0                $44,000
Trustee

Faith Colish                                 $47,950             $76,500
Trustee                                                    (5 other investment
                                                                companies)

Stanley Egener*                                $0                   $0
Chairman of the Board, Chief                               (9 other investment
Executive Officer, and Trustee                                  companies)

Walter G. Ehlers                               $0                $28,000
Trustee

C. Anne Harvey                                 $0                $28,000
Trustee

Barry Hirsch                                   $0                $44,750
Trustee

Michael M. Kassen                              $0                   $0
Trustee

Robert A. Kavesh                               $0                $44,000
Trustee

Howard A. Mileaf                             $50,750             $67,417
Trustee                                                    (4 other investment
                                                                companies)

Edward I. O'Brien                            $47,000             $47,000
Trustee                                                    (3 other investment
                                                                companies)

John T. Patterson, Jr.**                     $50,200             $50,200
Trustee                                                    (4 other investment
                                                                companies)

John P. Rosenthal                            $50,700             $50,700
Trustee                                                    (4 other investment
                                                                 companies)

William E. Rulon                               $0                $44,000
Trustee

Cornelius T. Ryan                            $48,500             $48,500
Trustee                                                    (3 other investment
                                                                 companies)

Tom Decker Seip                                $0                   $0
Trustee

Gustave H. Shubert                           $44,000             $44,000
Trustee                                                    (3 other investment
                                                                 companies)

Candace L. Straight                            $0                $62,667
Trustee

                                                              TOTAL COMPENSATION
                                                               FROM INVESTMENT
                                                               IN THE COMPANIES
                                            AGGREGATE         NEUBERGER BERMAN
                                          COMPENSATION          FUND COMPLEX
NAME AND POSITION WITH THE TRUST         FROM THE TRUST       PAID TO TRUSTEES

Peter E. Sundman                               $0                   $0
Trustee

Peter P. Trapp                                 $0                $25,500
Trustee

Lawrence Zicklin*                              $0                   $0
President and Trustee                                      (5 other investment
                                                                 companies)


*Retired, October 27, 1999
**Deceased, September 26, 2000


                  At November 30, 2000, the trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Neuberger Berman Fund.


                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR

         NB Management serves as the Neuberger Berman Fund's investment manager pursuant to a management agreement with the Trust, dated as of _____________, 2001 ("Management Agreement").

         The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Neuberger Berman Fund in its discretion and will continuously develop an investment program for the Neuberger Berman Fund's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Neuberger Berman Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Neuberger Berman Fund, although NB Management has no current plans to pay a material amount of such compensation.

         NB Management provides to the Neuberger Berman Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of the Trust who are officers, directors, or employees of NB Management. One director of NB Management (who is also an officer of Neuberger Berman), who also serves as an officer of NB Management, presently serves as a trustee and/or officer of the Trust. See "Trustees and Officers." The Neuberger Berman Fund pays NB Management a management fee based on the Neuberger Berman Fund's average daily net assets, as described below.

         NB Management provides facilities, services and personnel, as well as accounting, recordkeeping, and other services, to the Neuberger Berman Fund pursuant to an administration agreement with the Trust, dated December 15, 2000. ("Administration Agreement"). For such administrative services, the Neuberger

Berman Fund pays NB Management a fee based on the Neuberger Berman Fund's average daily net assets, as described below.

         Under the Administration Agreement, NB Management also provides to the Neuberger Berman Fund and its shareholders certain shareholder, shareholder related, and other services that are not furnished by the Neuberger Berman Fund's shareholder servicing agent. NB Management provides the direct shareholder services provided in the Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with qualification of the Neuberger Berman Fund's shares for sale in various states, and furnishes other services the parties agree to from time to time should be provided under the Administration Agreement.

         From time to time, NB Management or the Neuberger Berman Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealers or other third party a per account fee or a fee based on a percentage of the aggregate net asset value of Neuberger Berman Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

MANAGEMENT AND ADMINISTRATION FEES

         For investment management services, the Neuberger Berman Fund pays NB Management a fee at the annual rate of 0.85% of the Neuberger Berman Fund's average daily net assets.

         NB Management provides administrative services to the Neuberger Berman Fund that include furnishing facilities and personnel for the Neuberger Berman Fund and performing accounting, recordkeeping, and other services. For such administrative services, the Neuberger Berman Fund pays NB Management a fee at the annual rate of 0.15% of the Neuberger Berman Fund's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With the Neuberger Berman Fund's consent NB Management may subcontract some of its responsibilities to the Neuberger Berman Fund under the Administration Agreement and may compensate broker-dealers, banks, third-party administrators and other institutions that provides such services.

         The Management Agreement continues until August 2, 2001. The Management Agreement is renewable thereafter from year to year with respect to the Neuberger Berman Fund, so long as its continuance is approved at least annually
(1) by the vote of a majority of the Trustees who are not "interested persons" of NB Management or the Trust ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Trustees or by a 1940 Act majority vote of the outstanding interests in the Neuberger Berman Fund. The Administration Agreement continues until August 2, 2001. The Administration Agreement is renewable from year to year with respect to the Neuberger Berman Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the

Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Trustees or by a 1940 Act majority vote of the outstanding shares in the Neuberger Berman Fund.

         The Management and Administration Agreements are terminable, without penalty, with respect to the Neuberger Berman Fund on 60 days' written notice either by the Trust or by NB Management. Each Agreement terminates automatically if it is assigned.

SUB-ADVISER

         NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Neuberger Berman Fund pursuant to a sub-advisory agreement dated December 15, 2000 ("Sub-Advisory Agreement").

         The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as sub-adviser for all of the other mutual funds managed by NB Management.

         The Sub-Advisory Agreement continues until August 2, 2001 and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Neuberger Berman Fund by the Trustees or a 1940 Act majority vote of the outstanding interests in the Neuberger Berman Fund, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Neuberger Berman Fund if it is assigned or if the Management Agreement terminates with respect to the Neuberger Berman Fund.

         Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED

         As of September 30, 2000, the investment companies managed by NB Management had aggregate net assets of approximately $20.7 billion. NB Management currently serves as investment manager of the following investment companies:

                                                                     APPROXIMATE
                                                                   NET ASSETS AT
NAME                                                          SEPTEMBER 30, 2000

Neuberger Berman Cash Reserves Fund...............................$1,032,588,729

Neuberger Berman Government Money Fund..............................$298,740,903

Neuberger Berman High Yield Bond Fund................................$13,069,861

Neuberger Berman Institutional Cash Fund ...........................$614,137,910

Neuberger Berman Limited Maturity Bond Fund.........................$209,756,532

Neuberger Berman Municipal Money Fund...............................$249,825,527

Neuberger Berman Municipal Securities Fund...........................$28,921,420

Neuberger Berman Century Fund........................................$40,811,096

Neuberger Berman Focus Fund.......................................$2,281,128,330

Neuberger Berman Genesis Fund.....................................$1,864,536,230

Neuberger Berman Guardian Fund....................................$3,600,872,105

Neuberger Berman International Fund.................................$162,589,812

Neuberger Berman Manhattan Fund...................................$1,297,716,998

Neuberger Berman Millennium Fund....................................$291,746,557

Neuberger Berman Partners Fund....................................$2,720,153,662

Neuberger Berman Regency Fund........................................$36,891,774

Neuberger Berman Socially Responsive Fund...........................$128,352,668

Neuberger Berman Technology Fund.....................................$26,696,757

Advisers Management Trust.........................................$3,027,632,991

         The investment decisions concerning the Neuberger Berman Fund and the other mutual funds managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Neuberger Berman Fund. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Neuberger Berman Fund to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by NB Management have varied from one another in the past and are likely to vary in the future.

         There may be occasions when the Neuberger Berman Fund and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Neuberger Berman Fund, in other cases it is believed that the Neuberger Berman Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Trustees that the desirability of the Neuberger Berman Fund's having its advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

         The Neuberger Berman Fund is subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Neuberger Berman Fund, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

CODES OF ETHICS

         The Trust, NB Management and Neuberger Berman have personal securities trading policies that restrict the personal securities transactions of employees, officers, and trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Fund manager and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with the Neuberger Berman Fund or taking personal advantage of investment opportunities that may belong to the Neuberger Berman Fund.

MANAGEMENT AND CONTROL OF NB MANAGEMENT AND NEUBERGER BERMAN LLC ("NEUBERGER
----------------------------------------------------------------------------
BERMAN")
--------

         The directors and officers of NB Management, who are deemed "control persons," all of whom have offices at the same address as NB Management, are:
Richard A. Cantor, Director; Robert Matza, Director; Theodore P. Giuliano, Director and Vice President; Michael M. Kassen, Director and Chairman; Barbara Katersky, Senior Vice President; Daniel J. Sullivan, Senior Vice President; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Peter E. Sundman, Director and President; and Lawrence Zicklin, Director.

         The officers and employees of Neuberger Berman, who are deemed "control persons," all of whom have offices at the same address as Neuberger Berman, are:
Jeffrey B. Lane, President and Chief Executive Officer; Robert Matza, Executive Vice President and Chief Administrative Officer; Michael M. Kassen, Executive Vice President and Chief Investment Officer; Heidi L. Schneider, Executive Vice

President; Peter E. Sundman, Executive Vice President; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Kevin Handwerker, Senior Vice President and Secretary; Joseph K. Herlihy, Senior Vice President and Treasurer; Robert Akeson, Senior Vice President; Steven April, Senior Vice President; Salvatore A. Buonocore, Senior Vice President; Philip Callahan, Senior Vice President; Lawrence J. Cohn, Senior Vice President; Joseph F. Collins III, Senior Vice President; Seth J. Finkel, Senior Vice President; Robert Firth,
Senior Vice  President;  Brian Gaffney,  Senior Vice  President;  Brian E. Hahn,
Senior Vice President; Barbara R. Katersky, Senior Vice President; Diane E. Lederman, Senior Vice President; Peter B. Phelan, Senior Vice President; David Root, Senior Vice President; Mark Shone, Senior Vice President; Robert H. Splan, Senior Vice President; Andrea Trachtenberg, Senior Vice President; and Marvin C. Schwartz, Managing Director.

         Mr. Sundman and Mr. Kassen are trustees and officers of the Trust. Mr. Sullivan is an officer of the Trust.

         Neuberger Berman and NB Management are wholly owned subsidiaries of Neuberger Berman Inc., a publicly owned holding company owned primarily by the employees of Neuberger Berman. The directors and officers of Neuberger Berman, Inc. are: Jeffrey B. Lane, Director, Chief Executive Officer and President; Peter E. Sundman, Director and Executive Vice President; Heidi L. Schneider, Director and Executive Vice President; Michael M. Kassen, Director, Chief Investment Officer and Executive Vice President; Robert Matza, Director, Chief Administrative Officer and Executive Vice President; Marvin C. Schwartz, Director and Vice Chairman; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Kevin Handwerker, Senior Vice President and Secretary; Joseph
K. Herlihy, Treasurer; and Ellen Metzger, Assistant Secretary.

                            DISTRIBUTION ARRANGEMENTS

         The Neuberger Berman Fund offers one class of shares, known as Investor Class shares.

DISTRIBUTOR

         NB Management serves as the distributor ("Distributor") in connection with the offering of the Neuberger Berman Fund's shares. Investor Class shares are offered on a no-load basis.

         In connection with the sale of its shares, the Neuberger Berman Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in a Prospectus or SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by a Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Neuberger Berman Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Neuberger Berman Fund's Investor Class shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.

         For the Neuberger Berman Fund's Investor Class, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Neuberger Berman Fund, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Neuberger Berman Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Neuberger Berman Fund's shareholders any investment products or services other than those managed or distributed by NB Management or Neuberger Berman.

         The Trust, on behalf of the Neuberger Berman Fund, and the Distributor are parties to a Distribution Agreement ("Distribution Agreement"). The Distribution Agreement continues until August 2, 2001. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Trustees or a 1940 Act majority vote of the Neuberger Berman Fund's outstanding shares and (2) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.

                         ADDITIONAL PURCHASE INFORMATION

SHARE PRICES AND NET ASSET VALUE

         The Neuberger Berman Fund's shares are bought or sold at a price that is the Neuberger Berman Fund's NAV per share. The NAV for the Neuberger Berman Fund is calculated by subtracting total liabilities from total assets (the market value of the securities the Neuberger Berman Fund holds plus cash and other assets). The Neuberger Berman Fund's per share NAV is calculated by dividing its NAV by the number of Neuberger Berman Fund shares outstanding and rounding the result to the nearest full cent. The Neuberger Berman Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

         The Neuberger Berman Fund values securities including options listed on the NYSE, the American Stock Exchange or other national securities exchanges or quoted on The Nasdaq Stock Market, and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. The Neuberger Berman Fund values all other securities and assets, including restricted securities, by a method that the trustees of the Trust believe accurately reflects fair value.

         If NB Management believes that the price of a security obtained under the Neuberger Berman Fund's valuation procedures (as described above) does not represent the amount that the Neuberger Berman Fund reasonably expects to receive on a current sale of the security, the Neuberger Berman Fund will value the security based on a method that the trustees of the Trust believe accurately reflects fair value.

AUTOMATIC INVESTING AND DOLLAR COST AVERAGING

         The Neuberger Berman Fund's shareholders may arrange to have a fixed amount automatically invested in Neuberger Berman Fund shares each month. To do so, the Neuberger Berman Fund shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the shareholder's checking account. In either case, the minimum monthly investment is $100. A shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

         Automatic investing enables a shareholder to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a shareholder's average cost of Fund shares generally would be lower than if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.

                         ADDITIONAL EXCHANGE INFORMATION

         As more fully set forth in the section of the Prospectus entitled "Maintaining Your Account," the Neuberger Berman Fund's shareholders may redeem at least $1,000 worth of a Neuberger Berman Fund's shares and invest the proceeds in Investor Class shares of one or more of the other funds managed by NB Management (Other NB Funds) that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met.

EQUITY FUNDS

  Neuberger Berman Century Fund     Invests   mainly   in   common   stocks   of
                                    large-capitalization  companies. The manager
                                    seeks to buy companies with strong  earnings
                                    growth   and  the   potential   for   higher
                                    earnings,   priced  at   attractive   levels
                                    relative to their growth rates.

  Neuberger Berman Focus Fund       Invests   principally   in   common   stocks
                                    selected from 13 multi-industry sectors of the economy. To maximize potential return, the Fund normally makes at least 90% of its investments in not more than six sectors of the economy believed by the Fund managers to be undervalued.

  Neuberger Berman Genesis Fund     Invests  primarily  in stocks  of  companies
                                    with  small  market  capitalizations  (up to
                                    $1.5  billion  at the  time  of  the  Fund's
                                    investment).  Fund  managers seek to buy the
                                    stocks of strong companies with a history of
                                    solid  performance  and a proven  management
                                    team,   which  are  selling  at   attractive
                                    prices.

  Neuberger Berman Guardian Fund    A  growth  and  income  fund  that   invests
                                    primarily   in   stocks   of    established,
                                    high-quality companies that are not well followed on Wall Street or are temporarily out of favor.

  Neuberger Berman International    Seeks  long-term  capital   appreciation  by
  Fund                              investing primarily in foreign stocks of any
                                    capitalization,  both in developed economies
                                    and in emerging markets.  Fund manager seeks
                                    undervalued   companies  in  countries  with
                                    strong potential for growth.

  Neuberger Berman Manhattan Fund   Invests in  securities  believed to have the
                                    maximum   potential  for  long-term  capital
                                    appreciation. Fund managers seek stocks of companies that are projected to grow at above-average rates and that appear to the managers poised for a period of accelerated earnings.

  Neuberger Berman Millennium       Seeks   long-term   growth  of   capital  by
  Fund                              investing  primarily  in  common  stocks  of
                                    small-capitalization   companies,  which  it
                                    defines as those with a total  market  value
                                    of no more than $1.5  billion at the time of
                                    initial  investment.  The  Fund  co-managers
                                    take a growth  approach to stock  selection,
                                    looking  for new  companies  that are in the
                                    developmental   stage   as  well  as   older
                                    companies that appear poised to grow because
                                    of  new  products,  markets  or  management.
                                    Factors  in  identifying   these  firms  may
                                    include   financial   strength,   a   strong
                                    position relative to competitors and a stock price that is reasonable relative to its growth rate.

 Neuberger Berman Partners Fund     Seeks  capital  growth  through an  approach
                                    that is intended to  increase  capital  with
                                    reasonable   risk.  Fund  managers  look  at
                                    fundamentals, focusing particularly on cash flow, return on capital, and asset values.

 Neuberger Berman                   Seeks   long-term   growth  of   capital  by
 Regency Fund                       investing  primarily  in  common  stocks  of
                                    mid-capitalization   companies   which   the
                                    manager believes have solid fundamentals.

 Neuberger Berman                   Seeks  long-term  capital   appreciation  by
 Socially Responsive Fund           investing in common stocks of companies that
                                    meet both financial and social criteria.

 Neuberger Berman                   Seeks long-term  capital growth by investing
 Technology  Fund                   in the  stocks  of  dynamic  technology  and
                                    tech-related companies of all sizes.

INCOME FUNDS

 Neuberger Berman                   A U.S.  Government money market fund seeking
 Government Money Fund              maximum safety and liquidity and the highest
                                    available  current income.  The Fund invests
                                    only in U.S. Treasury  obligations and other
                                    money   market    instruments    issued   or
                                    guaranteed  as to  principal  or interest by
                                    the  U.S.   Government,   its   agencies  or
                                    instrumentalities. It seeks to maintain a constant purchase and redemption price of $1.00.

 Neuberger Berman                   A money  market  fund  seeking  the  highest
 Cash Reserves                      current  income  consistent  with safety and
                                    liquidity.  The Fund invests in high-quality
                                    money  market   instruments.   It  seeks  to
                                    maintain a constant purchase and redemption price of $1.00.

 Neuberger Berman                   Seeks the highest current income  consistent
 Limited Maturity Bond Fund         with low  risk to  principal  and  liquidity
                                    and,  secondarily,  total  return.  The Fund
                                    invests   in  debt   securities,   primarily
                                    investment   grade;    maximum   10%   below
                                    investment  grade,  but no lower  than  B.*/
                                    Maximum average duration of four years.

 Neuberger Berman                   In seeking  its  objective  of high  current
 High Yield Bond Fund               income and, secondarily, capital growth, the
                                    fund invests  primarily in lower-rated  debt
                                    securities,    and   in   investment   grade
                                    income-producing and non-income producing debt and equity securities.

MUNICIPAL FUNDS

 Neuberger Berman                   A money  market  fund  seeking  the  maximum
 Municipal Money Fund               current  income  exempt from federal  income
                                    tax,  consistent  with safety and liquidity.
                                    The Fund invests in high-quality, short-term municipal securities. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman Municipal          Seeks high  current  tax-exempt  income with
Securities Trust                    low  risk  to   principal,   limited   price
                                    fluctuation, and liquidity and, secondarily, total return. The Fund invests in investment grade municipal securities with a maximum average duration of 10 years.


*/ As rated by Moody's or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.

         Before effecting an exchange, Neuberger Berman Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized. Each fund may terminate or modify its exchange privilege in the future.

         There can be no assurance that Neuberger Berman Government Money Fund, Neuberger Berman Cash Reserves, or Neuberger Berman Municipal Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS

         The right to redeem the Neuberger Berman Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Neuberger Berman Fund to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Neuberger Berman Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND

         The Neuberger Berman Fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Neuberger Berman Fund does not redeem in kind under normal circumstances, but would do so when the Trustees determined that it was in the best interests of the Neuberger Berman Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

         The Neuberger Berman Fund distributes to its shareholders substantially all of its share of any net investment income (after deducting expenses attributable to the class), any net realized capital gains, and any net realized gains from foreign currency transactions earned or realized by the Neuberger Berman Fund. The Neuberger Berman Fund's net investment income consists of all income accrued on Neuberger Berman Fund assets less accrued expenses, but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in a Fund's NAV until they are distributed. The Neuberger Berman Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business

Day (usually 4:00 p.m. Eastern time).

         The Neuberger Berman Fund generally distributes substantially all of its share of the Neuberger Berman Fund's net investment income (after deducting expenses incurred directly by the Neuberger Berman Fund), if any, near the end of each calendar quarter. Distributions of net realized capital and foreign currency gains, if any, normally are paid once each year, in December.

         Dividends and other distributions are automatically reinvested in additional shares of the Neuberger Berman Fund, unless the shareholder elects to receive them in cash ("cash election"). Neuberger Berman Fund shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check, through an electronic transfer to a bank account or used to purchase shares of an Other NB Fund, designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Neuberger Berman Fund shares.

         A cash election with respect to the Neuberger Berman Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver Neuberger Berman Fund mailings to the shareholder for 180 days, the Neuberger Berman Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Neuberger Berman Fund shares until the shareholder notifies State Street or the Neuberger Berman Fund in writing to request that the cash election be reinstated.

         Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Neuberger Berman Fund at its NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE NEUBERGER BERMAN FUND

         To continue to qualify for treatment as a RIC under the Code, the Neuberger Berman Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Neuberger Berman Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Neuberger Berman Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Neuberger Berman Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer. If the Neuberger Berman Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Neuberger Berman Fund's earnings and profits.

         The Neuberger Berman Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

         Distributions to the Neuberger Berman Fund (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Neuberger Berman Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Neuberger Berman Fund's basis for its interest in the Neuberger Berman Fund before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Neuberger Berman Fund's entire interest in the Neuberger Berman Fund and includes a disproportionate share of any unrealized receivables held by the Neuberger Berman Fund, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables, and (4) gain or loss may be recognized on a distribution to a fund that contributed property to a fund.

         Dividends and interest received by the Neuberger Berman Fund, and gains realized by the Neuberger Berman Fund, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

         The Neuberger Berman Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Neuberger Berman Fund holds stock of a PFIC, the Neuberger Berman Fund (indirectly through its interest in the Neuberger Berman Fund) will be subject to federal income tax on its share of a portion of any "excess distribution" received by the Fund on the stock or of any gain on the Neuberger Berman Fund's disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Neuberger Berman Fund distributes its share of the PFIC income as a taxable dividend to its shareholders. The balance of the Neuberger Berman Fund's share of the PFIC income will be included in its investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

         If the Neuberger Berman Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the Neuberger Berman Fund's incurring the foregoing tax and interest obligation, the Neuberger Berman Fund would be required to include in income each year its share of the Neuberger Berman Fund's pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the Neuberger Berman Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Neuberger Berman Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         A holder of stock in any PFIC may elect to include in ordinary income for each taxable year the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

         The Neuberger Berman Fund's use of hedging strategies, such as writing (selling) and purchasing options and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Neuberger Berman Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived by the Neuberger Berman Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for the Neuberger Berman Fund under the Income Requirement.

         Exchange-traded futures contracts and certain forward contracts subject to Section 1256 of the Code ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Neuberger Berman Fund's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of
Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Neuberger Berman Fund, without in either case increasing the cash available to the Neuberger Berman Fund. A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable to its shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends that Fund must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

         If the Neuberger Berman Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument

(other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Neuberger Berman Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract entered into by the Neuberger Berman Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Neuberger Berman Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Neuberger Berman Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

TAXATION OF THE NEUBERGER BERMAN FUND'S SHAREHOLDERS

         If Neuberger Berman Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

         The Neuberger Berman Fund is required to withhold 31% of all dividends, capital gain distributions, and redemption proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Neuberger Berman Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions payable to such shareholders who otherwise are subject to backup withholding.

         As described in "Maintaining Your Account" in the Prospectus, the Neuberger Berman Fund may close a shareholder's account with the Neuberger Berman Fund and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an IRA (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Neuberger Berman Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. The accountholder should consult his or her tax adviser regarding any such consequences.

                             PORTFOLIO TRANSACTIONS

         Neuberger Berman acts as principal broker for the Neuberger Berman Fund in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market).

         Portfolio securities may, from time to time, be loaned by the Neuberger Berman Fund to Neuberger Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by the Neuberger Berman Fund to Neuberger Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger Berman is to be determined by reference to concurrent arrangements between Neuberger Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger Berman borrows securities from the Neuberger Berman Fund in order to re-lend them to Other NB Funds, Neuberger Berman may be required to pay the Neuberger Berman Fund, on a quarterly basis, certain of the earnings that Neuberger Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger Berman desires to borrow a security that the Neuberger Berman Fund has indicated a willingness to lend, Neuberger Berman must borrow such security from the Neuberger Berman Fund, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than the Neuberger Berman Fund. If, in any month, the Fund's expenses exceed its income in any securities loan transaction with Neuberger Berman, Neuberger Berman must reimburse the Neuberger Berman Fund for such loss.

         A committee of Independent Trustees from time to time reviews, among other things, information relating to securities loans by the Neuberger Berman Fund. The Neuberger Berman Fund does not presently intend to lend portfolio securities to Neuberger Berman.

         In effecting securities transactions, the Neuberger Berman Fund generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Independent Trustees of the Trust have approved the use of Neuberger Berman as the principal broker for the other series of the Trust. Although the Trustees have not yet considered this matter with respect to the Neuberger Berman Fund, the following paragraphs describe the policies with respect to the Trust's use of Neuberger Berman for brokerage. Series of the Trust may use Neuberger Berman as broker where, in the judgment of NB Management, Neuberger Berman is able to obtain a price and execution at least as favorable as other qualified brokers. To the Trust's knowledge, no affiliate of the Trust receives give-ups or reciprocal business in connection with its securities transactions.

         The use of Neuberger Berman as a broker for the Trust is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman to retain such compensation, and Neuberger Berman has agreed to comply with the reporting requirements of Section 11(a).

         Under the 1940 Act, commissions paid by the Trust to Neuberger Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Trust's policy that the commissions paid to Neuberger Berman must, in NB Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman acts as a clearing broker for another brokerage firm and customers of Neuberger Berman considered by a majority of the Independent Trustees not to be comparable to the Trust. The Trust does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Trust unless an appropriate exemption is available.

         A committee of Independent Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman to the Trust and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman effects brokerage transactions for the Trust must be reviewed and approved no less often than annually by a majority of the Independent Trustees.

         To ensure that accounts of all investment clients, including the Trust, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

         Under policies adopted by the Board of Trustees, Neuberger Berman may enter into agency cross-trades on behalf of the Trust. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman would receive brokerage commissions from other participants in the trade. The other account participating in an agency cross-trade with the Trust cannot be an account over which Neuberger Berman exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman reviews confirmation of each agency cross-trade that the Trust participates in.

         The Neuberger Berman Fund expects that it will execute a portion of its transactions through brokers other than Neuberger Berman. In selecting those brokers, NB Management will consider the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Neuberger Berman Fund shares effected through, those brokers.

         In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers, industries as well as economic and financial data) which may otherwise be purchased for cash. While the receipt of such services has not reduced Neuberger Berman's normal internal research activities, Neuberger Berman's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Neuberger Berman by or through broker dealers. Research obtained in this manner may be used in servicing any or all clients of Neuberger Berman and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services described above, Neuberger Berman always considers its best execution obligation when deciding which broker to utilize.

         A committee comprised of officers of NB Management and employees of Neuberger Berman who are portfolio managers of several Neuberger Berman mutual funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage;
(2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

         The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Neuberger Berman Fund by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting fund transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting fund transactions on behalf of the Managed Accounts may be used for the Neuberger Berman Fund's benefit.

         Michael F. Fasciano, who is a Vice President of NB Management and a Managing Director of Neuberger Berman, is the person primarily responsible for making decisions as to specific action to be taken with respect to the investments of the Neuberger Berman Fund. He has full authority to take action with respect to Neuberger Berman Fund transactions and may or may not consult with other personnel of NB Management prior to taking such action.

PORTFOLIO TURNOVER

         The Neuberger Berman Fund's turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Neuberger Berman Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Neuberger Berman Fund during the fiscal year.

                             REPORTS TO SHAREHOLDERS

         Shareholders of the Neuberger Berman Fund will receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Neuberger Berman Fund. The Neuberger Berman Fund's statements show the investments owned by it and the market values thereof and provide other information about the Neuberger Berman Fund.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

THE FUND

         The Neuberger Berman Fund is a separate ongoing series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has twelve separate operating series. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

         The Trustees have created four classes of shares of the Neuberger Berman Fund, designated Investor Class, Advisor Class, Trust Class, and Institutional Class. This SAI and the accompanying Prospectus/Proxy Statement describe Investor Class shares. The other classes of shares are not being offered at this time.

         Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Equity Fund".

         DESCRIPTION OF SHARES. The Neuberger Berman Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Neuberger Berman Fund represent equal proportionate interests in the assets of the Neuberger Berman Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees, and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

         SHAREHOLDER MEETINGS. The Trustees do not intend to hold annual meetings of shareholders of the Neuberger Berman Fund. The Trustees will call special meetings of shareholders of the Neuberger Berman Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Neuberger Berman Fund entitled to vote.

         CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Neuberger Berman Fund will not be personally liable for the obligations of the Neuberger Berman Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Neuberger Berman Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Neuberger Berman Fund and provides for indemnification out of Trust or Neuberger Berman Fund property of any shareholder nevertheless held personally liable for Trust or Neuberger Berman Fund obligations, respectively.

                          CUSTODIAN AND TRANSFER AGENT

         The Neuberger Berman Fund has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its respective securities and cash. State Street also serves as the Neuberger Berman Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Neuberger Berman Fund shares and the payment of dividends and other distributions through its Boston Service Center. All Neuberger Berman Fund correspondence should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

                              INDEPENDENT AUDITORS

         The Neuberger Berman Fund has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements.

                                  LEGAL COUNSEL

         The Neuberger Berman Fund has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of September 30, 2000, the following are all of the beneficial and record owners of more than five percent of the Fasciano Fund. The owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Fasciano Fund of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

                                                      PERCENTAGE OF OWNERSHIP AT
                               NAME AND ADDRESS            SEPTEMBER 30, 2000
                               ----------------            ------------------

Neuberger Berman           Charles Schwab & Co., Inc.
FASCIANO Fund              101 Montgomery Street
                           San Francisco, CA 94104-4122            45.7%

                           National Financial Services
                             Corporation
                           200 Liberty Street
                           New York, NY 10281-1003                 17.9%


                             REGISTRATION STATEMENT

         This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Neuberger Berman Fund.

         Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

         The  following   financial   statements   and  related   documents  are
incorporated by reference herein and are included in the Fasciano Fund's Annual Report to shareholders for the fiscal year ended June 30, 2000:

              The audited financial statements of the Fasciano Fund and notes thereto for the fiscal year ended June 30, 2000, and the reports of Arthur Anderson LLP, independent accountants, with respect to such audited financial statements.

         The Neuberger Berman Fund has not yet commenced operations and thus has no financial information of its own. If the conversion is approved by shareholders of the Fasciano Fund, the Neuberger Berman Fund will adopt the Fasciano Fund's historical financial information.

                                   APPENDIX A

RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

         S&P CORPORATE BOND RATINGS:

         AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI - The rating CI is reserved for income bonds on which no interest is being paid.

         D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

         MOODY'S CORPORATE BOND RATINGS:

         AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

         AA - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

         A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         BAA - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         BA - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         CAA - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         CA - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         MODIFIERS--Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating.

         S&P commercial paper ratings:

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

         Moody's commercial paper ratings

         Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

              - Leading market positions in well-established  industries.
              - High rates of return on funds employed.
              - Conservative capitalization structures with moderate reliance on debt and ample  asset  protection.
              - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
              - Well-established  access  to a range of financial markets and assured sources of alternate liquidity.

                          NEUBERGER BERMAN EQUITY FUNDS
                                    FORM N-14

                                     PART C

                                OTHER INFORMATION

ITEM 15.    INDEMNIFICATION.
-------     ---------------

        A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

        Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

        Section 9 of the Management Agreements between Neuberger Berman Management Inc. ("NB Management") and Equity Managers Trust and Global Managers Trust (Equity Managers Trust and Global Managers Trust are collectively referred to as the "Managers Trusts") provide that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Managers Trusts at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relates; provided, that nothing in the Agreements shall be construed
(i) to protect NB Management against any liability to the Managers Trusts or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Managers Trusts against any liability to the Managers Trusts or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trusts.

        Section 1 of the Sub-Advisory Agreements between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Managers Trusts provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Managers Trusts or their interest holders in connection with the matters to which the Agreements relate.

        Section 12 of the Administration Agreement between the Registrant and NB Management provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 13 of the Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or
(ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of the Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

        Section 11 of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16.    EXHIBITS.
-------     --------

           Exhibit
           Number                              Description
           ------                              -----------
           (1)    (a)     Certificate of Trust.  Incorporated by Reference to
                          Post-Effective Amendment No. 70 to Registrant's
                          Registration Statement, File Nos. 2-11357 and 811-582.

                  (b) Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 82 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

           Exhibit
           Number                              Description
           ------                              -----------
                  (c) Trust Instrument of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

                  (d) Schedule A - Current Series of Neuberger Berman Equity Funds. To Be Filed by Amendment.

           (2)            By-laws of Neuberger Berman Equity Funds.
                          Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

           (3)            Voting Trust Agreement.  Not Applicable.

           (4) Plan of Reorganization. Filed Herewith as Appendix A to Prospectus/Proxy Statement.

           (5)    (a)     Trust Instrument of Neuberger Berman Equity Funds,
                          Articles IV, V, and VI.  Incorporated by Reference to
                          Post-Effective Amendment No. 70 to Registrant's
                          Registration Statement, File Nos. 2-11357 and 811-582.

                  (b) By-Laws of Neuberger Berman Equity Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

           (6)    (a)     (i)   Form of Management Agreement Between Neuberger
                                Berman Equity Funds and Neuberger Berman
                                Management Inc. Filed Herewith.

                          (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Management Agreement. To Be Filed by Amendment.

                          (iii) Schedule B - Schedule of Compensation Under the
                                Management Agreement.  To Be Filed by Amendment.

                  (b)     (i)   Form of Sub-Advisory Agreement Between
                                Neuberger Berman Management Inc. and Neuberger
                                Berman, LLC with Respect to Neuberger Berman
                                Equity Funds.  Filed Herewith.

                          (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Sub-Advisory Agreement. To Be Filed by Amendment.

           (7)    (a)     Distribution Agreement Between Neuberger Berman

                          Equity Funds and Neuberger Berman Management Inc. Incorporated by Reference to Post-Effective Amendment No. 87 to Registrant's Registration Statement, File
                            Nos. 2-11357 and 811-582.

                  (b) Schedule A - Series of Neuberger Berman Equity Funds Currently Subject to the Distribution Agreement.
                          To Be Filed by Amendment.

           (8)            Bonus, Profit Sharing or Pension Plans.  None.

           Exhibit
           Number                              Description
           ------                              -----------
           (9)    (a)     Custodian Contract Between Neuberger Berman Equity
                          Funds and State Street Bank and Trust Company.
                          Incorporated by Reference to Post-Effective Amendment
                          No. 74 to Registrant's Registration Statement, File
                          Nos. 2-11357 and 811-582.

                  (b) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

           (10)           Plan Pursuant to Rule 12b-1.  None.

           (11) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Equity Funds. Filed Herewith.

           (12) Opinion of Counsel Supporting Tax Matters. To Be Filed by Amendment.

           (13)   (a)     (i)   Transfer Agency and Service Agreement Between
                                Neuberger Berman Equity Funds and State Street
                                Bank and Trust Company.  Incorporated by
                                Reference to Post-Effective Amendment No. 70 to
                                Registrant's Registration Statement, File Nos.
                                2-11357 and 811-582.

                          (ii) First Amendment to Transfer Agency and Service Agreement Between Neuberger Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

                          (iii) Second Amendment to Transfer Agency and Service
                                Agreement between Neuberger Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 77 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

                          (iv) Schedule of Compensation under the Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

                  (b)     (i)   Administration Agreement Between Neuberger
                                Berman Equity Funds and Neuberger Berman
                                Management Inc. Incorporated by Reference to
                                Post-Effective Amendment No. 87 to Registrant's
                                Registration Statement, File Nos. 2-11357 and
                                811-582.

                          (ii) Schedule A - Series of Neuberger Berman Equity Funds Currently Subject to the Administration Agreement. To Be Filed by Amendment.

                          (iii) Schedule B - Schedule of Compensation Under the
                                Administration Agreement. To Be Filed by
                                Amendment

           (14)           Consent of Independent Auditors.  Filed Herewith.

           Exhibit
           Number                              Description
           ------                              -----------
           (15)           Financial Statements Omitted from Prospectus.  None.

           (16)           Power of Attorney.  Filed Herewith.

           (17)           Form of Proxy Card.  Filed Herewith.

ITEM 17. UNDERTAKINGS.
-------  ------------

      (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3)The undersigned registrant agrees to file an amendment to the registration statement, pursuant to Rule 485(b) of Regulation C of the 1933 Act for the purpose of including Exhibit 12, Opinion of Counsel Supporting Tax Matters.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Washington, the District of Columbia on the 28th day of November, 2000.

Registrant: NEUBERGER BERMAN EQUITY FUNDS


                                      By:   /s/ Michael M. Kassen
                                         ----------------------------
                                            Michael M. Kassen*
                                            President


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature                    Title                                Date
---------                    -----                                ----

/s/ Peter E. Sundman
-----------------------    Chairman of the Board            November 28, 2000
Peter E. Sundman*           and Trustee (Chief
                            Executive Officer)


/s/ Michael M. Kassen
-----------------------    President and Trustee            November 28, 2000
Michael M. Kassen*


/s/ Richard Russell
-----------------------    Treasurer (Principal Financial   November 28, 2000
Richard Russell             and Accounting Officer)



                       (signatures continued on next page)










*Signature affixed by Arthur C. Delibert pursuant to powers of attorney dated November 13, 2000, a copy of which is filed herewith.

Signature                         Title                           Date
---------                         -----                           ----


/s/ John Cannon
-----------------------           Trustee                   November 28, 2000
John Cannon*


/s/ Faith Colish
-----------------------           Trustee                   November 28, 2000
Faith Colish*


/s/ Walter G. Ehler
-----------------------           Trustee                   November 28, 2000
Walter G. Ehlers*


/s/ C. Anne Harvey
-----------------------           Trustee                   November 28, 2000
C. Anne Harvey*


/s/ Barry Hirsch
-----------------------           Trustee                   November 28, 2000
Barry Hirsch*


/s/ Robert A. Kavesh
-----------------------           Trustee                   November 28, 2000
Robert A. Kavesh*


/s/ Howard A. Mileaf
-----------------------           Trustee                   November 28, 2000
Howard A. Mileaf*


-----------------------           Trustee
Edward I. O'Brien




*Signature affixed by Arthur C. Delibert pursuant to powers of attorney dated November 13, 2000, a copy of which is filed herewith.

Signature                         Title                           Date
---------                         -----                           ----


-----------------------           Trustee
John P. Rosenthal


/s/ William E. Rulon
-----------------------           Trustee                   November 28, 2000
William E. Rulon*


/s/ Cornelius T. Ryan
-----------------------           Trustee                   November 28, 2000
Cornelius T. Ryan*


-----------------------           Trustee
Tom Decker Seip


-----------------------           Trustee
Gustave H. Shubert


/s/ Candace L. Straight
-----------------------           Trustee                   November 28, 2000
Candace L. Straight*


-----------------------           Trustee
Peter P. Trapp





*Signature affixed by Arthur C. Delibert pursuant to powers of attorney dated November 13, 2000, a copy of which is filed herewith.

ITEM 16.    EXHIBITS.
-------     --------

           Exhibit
           Number                              Description
           ------                              -----------
           (1)    (a)     Certificate of Trust.  Incorporated by Reference to
                          Post-Effective Amendment No. 70 to Registrant's
                          Registration Statement, File Nos. 2-11357 and 811-582.

                  (b) Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 82 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

           Exhibit
           Number                              Description
           ------                              -----------
                  (c) Trust Instrument of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

                  (d) Schedule A - Current Series of Neuberger Berman Equity Funds. To Be Filed by Amendment.

           (2)            By-laws of Neuberger Berman Equity Funds.
                          Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

           (3)            Voting Trust Agreement.  Not Applicable.

           (4) Plan of Reorganization. Filed Herewith as Appendix A to Prospectus/Proxy Statement.

           (5)    (a)     Trust Instrument of Neuberger Berman Equity Funds,
                          Articles IV, V, and VI.  Incorporated by Reference to
                          Post-Effective Amendment No. 70 to Registrant's
                          Registration Statement, File Nos. 2-11357 and 811-582.

                  (b) By-Laws of Neuberger Berman Equity Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

           (6)    (a)     (i)   Form of Management Agreement Between Neuberger
                                Berman Equity Funds and Neuberger Berman
                                Management Inc. Filed Herewith.

                          (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Management Agreement. To Be Filed by Amendment.

                          (iii) Schedule B - Schedule of Compensation Under the
                                Management Agreement.  To Be Filed by Amendment.

                  (b)     (i)   Form of Sub-Advisory Agreement Between
                                Neuberger Berman Management Inc. and Neuberger
                                Berman, LLC with Respect to Neuberger Berman
                                Equity Funds.  Filed Herewith.

                          (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Sub-Advisory Agreement. To Be Filed by Amendment.

           (7)    (a)     Distribution Agreement Between Neuberger Berman

                          Equity Funds and Neuberger Berman Management Inc. Incorporated by Reference to Post-Effective Amendment No. 87 to Registrant's Registration Statement, File
                            Nos. 2-11357 and 811-582.

                  (b) Schedule A - Series of Neuberger Berman Equity Funds Currently Subject to the Distribution Agreement.
                          To Be Filed by Amendment.

           (8)            Bonus, Profit Sharing or Pension Plans.  None.

           Exhibit
           Number                              Description
           ------                              -----------
           (9)    (a)     Custodian Contract Between Neuberger Berman Equity
                          Funds and State Street Bank and Trust Company.
                          Incorporated by Reference to Post-Effective Amendment
                          No. 74 to Registrant's Registration Statement, File
                          Nos. 2-11357 and 811-582.

                  (b) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

           (10)           Plan Pursuant to Rule 12b-1.  None.

           (11) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Equity Funds. Filed Herewith.

           (12) Opinion of Counsel Supporting Tax Matters. To Be Filed by Amendment.

           (13)   (a)     (i)   Transfer Agency and Service Agreement Between
                                Neuberger Berman Equity Funds and State Street
                                Bank and Trust Company.  Incorporated by
                                Reference to Post-Effective Amendment No. 70 to
                                Registrant's Registration Statement, File Nos.
                                2-11357 and 811-582.

                          (ii) First Amendment to Transfer Agency and Service Agreement Between Neuberger Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

                          (iii) Second Amendment to Transfer Agency and Service
                                Agreement between Neuberger Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 77 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

                          (iv) Schedule of Compensation under the Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

                  (b)     (i)   Administration Agreement Between Neuberger
                                Berman Equity Funds and Neuberger Berman
                                Management Inc. Incorporated by Reference to
                                Post-Effective Amendment No. 87 to Registrant's
                                Registration Statement, File Nos. 2-11357 and
                                811-582.

                          (ii) Schedule A - Series of Neuberger Berman Equity Funds Currently Subject to the Administration Agreement. To Be Filed by Amendment.

                          (iii) Schedule B - Schedule of Compensation Under the
                                Administration Agreement. To Be Filed by
                                Amendment

           (14)           Consent of Independent Auditors.  Filed Herewith.

           Exhibit
           Number                              Description
           ------                              -----------
           (15)           Financial Statements Omitted from Prospectus.  None.

           (16)           Power of Attorney.  Filed Herewith.

           (17)           Form of Proxy Card.  Filed Herewith.

ITEM 17. UNDERTAKINGS.
-------  ------------

      (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3)The undersigned registrant agrees to file an amendment to the registration statement, pursuant to Rule 485(b) of Regulation C of the 1933 Act for the purpose of including Exhibit 12, Opinion of Counsel Supporting Tax Matters.